UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08598

The Commerce Funds

(Exact name of Registrant as specified in charter)

1000 Walnut St., Suite 1580, Kansas City, MO 64106
(Address of principal executive offices) (Zip code)

David W. Grim

Stradley Ronon Stevens & Young, LLP

2000 K Street, N.W., Suite 700

Washington, DC 20006-1871

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 04/30/25

ITEM 1.	REPORTS TO SHAREHOLDERS.

(a)	The report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

Semi-Annual Shareholder Report

April 30, 2025

Commerce Growth Fund

CFGRX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce Growth Fund for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Growth Fund	$35	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$222,310,879
# of Portfolio Holdings	62
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$471,296

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Information Technology 44.1%
Consumer Discretionary 13.9%
Communication Services 11.9%
Health Care 7.4%
Financials 6.8%
Industrials 6.4%
Exchange Traded Fund 3.8%
Consumer Staples 2.9%
Energy 1.8%
Other 1.0%

Value	Value
Other	1.0%
Energy	1.8%
Consumer Staples	2.9%
Exchange Traded Fund	3.8%
Industrials	6.4%
Financials	6.8%
Health Care	7.4%
Communication Services	11.9%
Consumer Discretionary	13.9%
Information Technology	44.1%

Semi-Annual Shareholder Report

April 30, 2025

Commerce Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

Apple, Inc.	10.5%
Microsoft Corp.	9.4%
NVIDIA Corp.	7.7%
Alphabet, Inc., Class A	5.2%
Amazon.com, Inc.	5.1%
iShares Russell 1000 Growth ETF	3.8%
Meta Platforms, Inc., Class A	3.6%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.3%
Eli Lilly & Co.	2.1%

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Semi-Annual Shareholder Report

April 30, 2025

Commerce Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626406_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2025

Commerce MidCap Value Fund

CFMVX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce MidCap Value Fund for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Commerce MidCap Value Fund	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote**	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$36,184,868
# of Portfolio Holdings	82
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Financials
17.5%
Industrials
15.0%
Real Estate
9.9%
Information Technology
8.2%
Consumer Discretionary
8.2%
Utilities
7.5%
Health Care
7.4%
Consumer Staples
6.1%
Materials
5.9%
Other
14.5%

Value	Value
Other	14.5%
Materials	5.9%
Consumer Staples	6.1%
Health Care	7.4%
Utilities	7.5%
Consumer Discretionary	8.2%
Information Technology	8.2%
Real Estate	9.9%
Industrials	15.0%
Financials	17.5%

Semi-Annual Shareholder Report

April 30, 2025

Commerce MidCap Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

iShares Russell Mid-Cap Value ETF	3.1%
State Street Institutional US Government Money Market Fund, Premier Class	2.6%
Allegion PLC	1.3%
ResMed, Inc.	1.3%
Digital Realty Trust, Inc.	1.3%
Quest Diagnostics, Inc.	1.3%
L3Harris Technologies, Inc.	1.3%
CME Group, Inc.	1.3%
Consolidated Edison, Inc.	1.3%
Omega Healthcare Investors, Inc.	1.3%

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Semi-Annual Shareholder Report

April 30, 2025

Commerce MidCap Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626711_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2025

Commerce MidCap Growth Fund

CFAGX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce MidCap Growth Fund for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce MidCap Growth Fund	$40	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$186,021,418
# of Portfolio Holdings	78
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$501,093

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Information Technology
29.7%
Industrials
17.5%
Consumer Discretionary
12.9%
Health Care
12.0%
Financials
11.6%
Consumer Staples
3.8%
Energy
3.5%
Communication Services
2.4%
Materials
2.4%
Other
4.2%

Value	Value
Other	4.2%
Materials	2.4%
Communication Services	2.4%
Energy	3.5%
Consumer Staples	3.8%
Financials	11.6%
Health Care	12.0%
Consumer Discretionary	12.9%
Industrials	17.5%
Information Technology	29.7%

Semi-Annual Shareholder Report

April 30, 2025

Commerce MidCap Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

Palantir Technologies, Inc., Class A	7.0%
AppLovin Corp., Class A	2.0%
iShares Russell Mid-Cap Growth ETF	1.5%
Casey's General Stores, Inc.	1.4%
Amphenol Corp., Class A	1.4%
Cencora, Inc.	1.4%
Take-Two Interactive Software, Inc.	1.4%
Rollins, Inc.	1.4%
Carlisle Cos., Inc.	1.4%
Ross Stores, Inc.	1.3%

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Semi-Annual Shareholder Report

April 30, 2025

Commerce MidCap Growth Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626505_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2025

Commerce Value Fund

CFVLX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce Value Fund for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Value Fund	$34	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$240,454,615
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$386,925

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Financials
22.0%
Health Care
14.5%
Industrials
13.7%
Information Technology
9.5%
Consumer Staples
7.8%
Consumer Discretionary
6.6%
Energy
6.6%
Utilities
5.2%
Real Estate
4.4%
Other
9.6%

Value	Value
Other	9.6%
Real Estate	4.4%
Utilities	5.2%
Energy	6.6%
Consumer Discretionary	6.6%
Consumer Staples	7.8%
Information Technology	9.5%
Industrials	13.7%
Health Care	14.5%
Financials	22.0%

Semi-Annual Shareholder Report

April 30, 2025

Commerce Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Top Ten Issuers (% of Total Net Assets)

JPMorgan Chase & Co.	3.1%
Duke Energy Corp.	2.6%
Procter & Gamble Co.	2.5%
Bank of America Corp.	2.4%
Lockheed Martin Corp.	2.2%
Mondelez International, Inc., Class A	2.2%
CME Group, Inc.	2.1%
McDonald's Corp.	2.1%
Motorola Solutions, Inc.	2.1%
Home Depot, Inc.	2.1%

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Semi-Annual Shareholder Report

April 30, 2025

Commerce Value Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626828_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2025

Commerce Bond Fund

CFBNX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce Bond Fund for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Bond Fund	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$1,209,091,680
# of Portfolio Holdings	461
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$2,130,811

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the types of security allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Types of Security Allocation (% of Total Net Assets)

Corporate Obligations 37.8%
Mortgage-backed Obligations 23.4%
U.S. Treasury Obligations 18.4%
Asset-backed Securities 11.5%
Municipal Bond Obligations 7.1%
Investment Company 0.7%
Exchange Traded Funds 0.2%
U.S. Government Agency Obligations 0.2%

Value	Value
U.S. Government Agency Obligations	0.2%
Exchange Traded Funds	0.2%
Investment Company	0.7%
Municipal Bond Obligations	7.1%
Asset-backed Securities	11.5%
U.S. Treasury Obligations	18.4%
Mortgage-backed Obligations	23.4%
Corporate Obligations	37.8%

Semi-Annual Shareholder Report

April 30, 2025

Commerce Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	13.6%
AA	11.4%
A	24.0%
BBB	14.5%
B	0.0%
CCC	0.2%
U.S. Govt.	33.2%
Non-Rated	2.4%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Semi-Annual Shareholder Report

April 30, 2025

Commerce Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626208_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2025

Commerce Kansas Tax-Free Intermediate Bond Fund

KTXIX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce Kansas Tax-Free Intermediate Bond Fund for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Commerce Kansas Tax-Free Intermediate Bond Fund	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote**	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$109,018,333
# of Portfolio Holdings	111
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$198,778

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

General Obligations
49.9%
Lease
14.1%
Hospital
11.8%
Limited Tax
10.0%
Transportation
4.5%
Water/Sewer
4.2%
Higher Education
2.8%
Power
1.8%
Investment Company
0.3%

Value	Value
Investment Company	0.3%
Power	1.8%
Higher Education	2.8%
Water/Sewer	4.2%
Transportation	4.5%
Limited Tax	10.0%
Hospital	11.8%
Lease	14.1%
General Obligations	49.9%

Semi-Annual Shareholder Report

April 30, 2025

Commerce Kansas Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	13.0%
AA	67.0%
A	17.0%
BBB	3.0%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Semi-Annual Shareholder Report

April 30, 2025

Commerce Kansas Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626786_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2025

Commerce Missouri Tax-Free Intermediate Bond Fund

CFMOX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce Missouri Tax-Free Intermediate Bond Fund for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Missouri Tax-Free Intermediate Bond Fund	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$229,783,974
# of Portfolio Holdings	215
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$461,889

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

Lease
38.8%
General Obligations
25.1%
Hospital
11.4%
Transportation
5.9%
Limited Tax
5.3%
Higher Education
4.1%
Investment Company
3.6%
Single Family Housing
3.2%
Power
2.0%
Other
1.0%

Value	Value
Other	1.0%
Power	2.0%
Single Family Housing	3.2%
Investment Company	3.6%
Higher Education	4.1%
Limited Tax	5.3%
Transportation	5.9%
Hospital	11.4%
General Obligations	25.1%
Lease	38.8%

Semi-Annual Shareholder Report

April 30, 2025

Commerce Missouri Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	4.6%
AA	51.2%
A	39.5%
BBB	3.1%
Non-Rated	2.0%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Semi-Annual Shareholder Report

April 30, 2025

Commerce Missouri Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626802_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2025

Commerce National Tax-Free Intermediate Bond Fund

CFNLX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce National Tax-Free Intermediate Bond Fund for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce National Tax-Free Intermediate Bond Fund	$30	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$348,741,382
# of Portfolio Holdings	339
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$615,380

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the sector allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (% of Total Net Assets)

General Obligations
20.8%
Limited Tax
14.2%
Lease
13.4%
Hospital
12.8%
Transportation
8.9%
Higher Education
6.9%
Single Family Housing
4.9%
Student
4.4%
Investment Company
4.4%
Other
8.9%

Value	Value
Other	8.9%
Investment Company	4.4%
Student	4.4%
Single Family Housing	4.9%
Higher Education	6.9%
Transportation	8.9%
Hospital	12.8%
Lease	13.4%
Limited Tax	14.2%
General Obligations	20.8%

Semi-Annual Shareholder Report

April 30, 2025

Commerce National Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	9.6%
AA	53.6%
A	34.1%
BBB	1.7%
Non-Rated	0.6%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Semi-Annual Shareholder Report

April 30, 2025

Commerce National Tax-Free Intermediate Bond Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626703_TSR_SAR

Semi-Annual Shareholder Report

April 30, 2025

Commerce Short-Term Government Fund

CFSTX

Fund Overview

This Semi-Annual shareholder report contains important information about Commerce Short-Term Government Fund for the period of November 1, 2024 to April 30, 2025.  You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Commerce Short-Term Government Fund	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote**	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

FUND STATISTICS	A
Total Net Assets	$30,211,097
# of Portfolio Holdings	125
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$0

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the types of security allocation table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Types of Security Allocation (% of Total Net Assets)

U.S. Treasury Obligations
45.9%
Mortgage-backed Obligations
42.7%
U.S. Government Agency Obligations
8.3%
Investment Company
2.0%
Asset-backed Securities
1.1%

Value	Value
Asset-backed Securities	1.1%
Investment Company	2.0%
U.S. Government Agency Obligations	8.3%
Mortgage-backed Obligations	42.7%
U.S. Treasury Obligations	45.9%

Semi-Annual Shareholder Report

April 30, 2025

Commerce Short-Term Government Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Credit Rating (% of Total Net Assets)Footnote Reference*

AAA	8.3%
AA	9.3%
A	0.1%
BBB	0.0%
BB	0.6%
U.S. Govt.	77.5%
Non-Rated	4.2%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information

Scan the QR code or visit www.commercefunds.com to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-800-995-6365.

Semi-Annual Shareholder Report

April 30, 2025

Commerce Short-Term Government Fund

| NOT FDIC-INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

200626109_TSR_SAR

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT
COMPANIES.

(a)

Semi-Annual Financial Statements and Additional Information

April 30, 2025

THE COMMERCE FUNDS

THE GROWTH FUND

Schedule of Investments

April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 96.1%
Automobiles* – 2.3%
18,150	Tesla, Inc.	$ 5,121,204

Beverages – 0.8%
13,575	PepsiCo, Inc.	1,840,499

Biotechnology – 1.7%
9,520	AbbVie, Inc.	1,857,352
6,440	Amgen, Inc.	1,873,525

		3,730,877

Broadline Retail* – 5.1%
61,655	Amazon.com, Inc.	11,370,415

Capital Markets – 2.7%
18,050	Morgan Stanley	2,083,331
3,715	MSCI, Inc.	2,025,084
13,430	Tradeweb Markets, Inc. Class A	1,857,369

		5,965,784

Chemicals – 0.8%
15,540	RPM International, Inc.	1,658,895

Commercial Services & Supplies – 2.9%
38,510	Copart, Inc.*	2,350,266
35,385	Rollins, Inc.	2,021,545
9,020	Waste Management, Inc.	2,104,907

		6,476,718

Communications Equipment – 1.0%
4,860	Motorola Solutions, Inc.	2,140,295

Consumer Staples Distribution & Retail – 2.1%
2,785	Costco Wholesale Corp.	2,769,682
23,980	Performance Food Group Co.*	1,934,227

		4,703,909

Electrical Equipment – 0.8%
7,030	Rockwell Automation, Inc.	1,741,190

Electronic Equipment, Instruments & Components – 1.1%
32,685	Amphenol Corp. Class A	2,515,111

Entertainment – 3.1%
2,260	Netflix, Inc.*	2,557,687
3,740	Spotify Technology SA*	2,296,285
12,745	TKO Group Holdings, Inc.	2,076,288

		6,930,260

Financial Services – 4.1%
5,465	Corpay, Inc.*	1,778,147
9,615	Fiserv, Inc.*	1,774,641
3,870	Mastercard, Inc. Class A	2,120,992
10,045	Visa, Inc. Class A	3,470,547

		9,144,327

Health Care Equipment & Supplies – 0.9%
5,535	Stryker Corp.	2,069,647

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 1.8%
3,125	McKesson Corp.	$ 2,227,469
4,180	UnitedHealth Group, Inc.	1,719,819

		3,947,288

Hotels, Restaurants & Leisure – 3.7%
465	Booking Holdings, Inc.	2,371,165
9,080	Hilton Worldwide Holdings, Inc.	2,047,359
14,855	Hyatt Hotels Corp. Class A	1,673,861
6,770	McDonald’s Corp.	2,164,031

		8,256,416

Industrial Conglomerates – 0.9%
9,745	Honeywell International, Inc.	2,051,323

Interactive Media & Services – 8.8%
73,385	Alphabet, Inc. Class A	11,653,538
14,500	Meta Platforms, Inc. Class A	7,960,500

		19,614,038

IT Services* – 0.9%
10,410	GoDaddy, Inc. Class A	1,960,515

Machinery – 0.9%
8,040	Illinois Tool Works, Inc.	1,928,876

Oil, Gas & Consumable Fuels – 1.8%
9,520	Cheniere Energy, Inc.	2,200,167
11,010	Targa Resources Corp.	1,881,609

		4,081,776

Pharmaceuticals – 3.0%
5,205	Eli Lilly & Co.	4,679,035
12,580	Zoetis, Inc.	1,967,512

		6,646,547

Professional Services – 0.9%
8,355	Broadridge Financial Solutions, Inc.	2,025,252

Semiconductors & Semiconductor Equipment – 10.2%
28,125	Broadcom, Inc.	5,413,219
158,160	NVIDIA Corp.	17,226,787

		22,640,006

Software – 20.5%
44,755	Bentley Systems, Inc. Class B	1,924,017
7,310	Cadence Design Systems, Inc.*	2,176,479
72,530	Dropbox, Inc. Class A*	2,070,732
37,935	Dynatrace, Inc.*	1,781,807
1,155	Fair Isaac Corp.*	2,298,080
3,460	Intuit, Inc.	2,171,046
52,940	Microsoft Corp.	20,925,064
11,420	Palo Alto Networks, Inc.*	2,134,741
11,710	PTC, Inc.*	1,814,699
7,410	Salesforce, Inc.	1,991,141
2,480	ServiceNow, Inc.*	2,368,425
3,295	Tyler Technologies, Inc.*	1,790,174
8,490	Workday, Inc. Class A*	2,080,050

		45,526,455

2	The accompanying notes are an integral part of these financial statements.

THE GROWTH FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 2.8%
5,800	Home Depot, Inc.	$ 2,090,842
18,380	TJX Cos., Inc.	2,365,138
34,750	Tractor Supply Co.	1,759,045

		6,215,025

Technology Hardware, Storage & Peripherals – 10.5%
109,335	Apple, Inc.	23,233,688

TOTAL COMMON STOCKS
(Cost $107,753,053)		$213,536,336

Exchange Traded Fund – 3.8%
22,980	iShares Russell 1000 Growth ETF	$ 8,428,834
(Cost $9,033,402)

Shares	Dividend Rate	Value

Investment Company – 0.2%
State Street Institutional US Government Money Market Fund – Premier Class
509,744	4.288%	$ 509,744
(Cost $509,744)

TOTAL INVESTMENTS – 100.1%
(Cost $117,296,199)		$222,474,914

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(164,035)

NET ASSETS – 100.0%		$222,310,879

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.	3

THE VALUE FUND

Schedule of Investments

April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Aerospace & Defense – 6.2%
18,500	General Dynamics Corp.	$ 5,034,220
11,150	Lockheed Martin Corp.	5,326,913
37,000	RTX Corp.	4,666,810

		15,027,943

Banks – 9.7%
143,500	Bank of America Corp.	5,722,780
30,250	JPMorgan Chase & Co.	7,399,755
28,250	PNC Financial Services Group, Inc.	4,539,492
141,000	Regions Financial Corp.	2,877,810
71,500	U.S. Bancorp	2,884,310

		23,424,147

Beverages – 1.9%
33,500	PepsiCo, Inc.	4,541,930

Biotechnology – 3.8%
23,250	AbbVie, Inc.	4,536,075
15,500	Amgen, Inc.	4,509,260

		9,045,335

Building Products – 1.3%
46,000	A.O. Smith Corp.	3,121,560

Capital Markets – 9.1%
5,150	Blackrock, Inc.	4,708,439
33,000	Blackstone, Inc.	4,346,430
18,500	CME Group, Inc.	5,125,980
40,750	Morgan Stanley	4,703,365
33,000	T. Rowe Price Group, Inc.	2,922,150

		21,806,364

Chemicals – 2.3%
10,500	Air Products & Chemicals, Inc.	2,846,445
34,500	Eastman Chemical Co.	2,656,500

		5,502,945

Communications Equipment – 4.1%
81,000	Cisco Systems, Inc.	4,676,130
11,500	Motorola Solutions, Inc.	5,064,485

		9,740,615

Containers & Packaging – 1.2%
15,750	Packaging Corp. of America	2,923,358

Diversified Telecommunication Services – 2.0%
111,500	Verizon Communications, Inc.	4,912,690

Electric Utilities – 3.9%
29,000	American Electric Power Co., Inc.	3,141,860
51,500	Duke Energy Corp.	6,284,030

		9,425,890

Electrical Equipment – 3.2%
16,500	Eaton Corp. PLC	4,857,105
27,000	Emerson Electric Co.	2,837,970

		7,695,075

Shares	Description	Value

Common Stocks – (continued)
Food Products – 3.4%
76,000	Mondelez International, Inc. Class A	$ 5,177,880
50,500	Tyson Foods, Inc., Class A	3,092,620

		8,270,500

Health Care Equipment & Supplies – 4.0%
38,500	Abbott Laboratories	5,033,875
54,250	Medtronic PLC	4,598,230

		9,632,105

Health Care Providers & Services – 2.9%
13,000	Labcorp Holdings, Inc.	3,133,130
9,500	UnitedHealth Group, Inc.	3,908,680

		7,041,810

Hotels, Restaurants & Leisure – 3.4%
15,250	Darden Restaurants, Inc.	3,059,760
16,000	McDonald’s Corp.	5,114,400

		8,174,160

Household Products – 2.5%
36,500	Procter & Gamble Co.	5,933,805

Industrial REITs – 3.1%
57,000	First Industrial Realty Trust, Inc.	2,712,060
45,250	Prologis, Inc.	4,624,550

		7,336,610

Insurance – 3.2%
16,750	Chubb Ltd.	4,791,840
37,250	MetLife, Inc.	2,807,533

		7,599,373

Machinery – 2.9%
19,500	Illinois Tool Works, Inc.	4,678,245
38,500	Stanley Black & Decker, Inc.	2,310,770

		6,989,015

Media – 1.9%
133,000	Comcast Corp. Class A	4,548,600

Multi-Utilities – 1.3%
56,000	Dominion Energy, Inc.	3,045,280

Oil, Gas & Consumable Fuels – 6.6%
29,750	Chevron Corp.	4,047,785
42,500	Exxon Mobil Corp.	4,489,275
30,750	ONEOK, Inc.	2,526,420
82,000	Williams Cos., Inc.	4,802,740

		15,866,220

Pharmaceuticals – 3.8%
30,000	Johnson & Johnson	4,689,300
52,500	Merck & Co., Inc.	4,473,000

		9,162,300

4	The accompanying notes are an integral part of these financial statements.

THE VALUE FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 3.9%
25,500	Broadcom, Inc.	$ 4,907,985
27,250	Texas Instruments, Inc.	4,361,362

		9,269,347

Software – 1.6%
28,000	Oracle Corp.	3,940,160

Specialized REITs – 1.3%
10,500	Public Storage	3,154,515

Specialty Retail – 3.2%
41,500	Best Buy Co., Inc.	2,767,635
14,000	Home Depot, Inc.	5,046,860

		7,814,495

TOTAL COMMON STOCKS
(Cost $201,946,881)		$234,946,147

Exchange Traded Fund – 1.9%
25,000	iShares Russell 1000 Value ETF	$ 4,556,750
(Cost $4,713,739)

Shares	Dividend Rate	Value

Investment Company – 0.3%
State Street Institutional US Government Money Market Fund – Premier Class
718,528	4.288%	$ 718,528
(Cost $718,528)

TOTAL INVESTMENTS – 99.9%
(Cost $207,379,148)		$240,221,425

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		233,190

NET ASSETS – 100.0%		$240,454,615

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
PLC	—PublicLimited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	5

THE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Aerospace & Defense – 2.4%
8,655	HEICO Corp.	$ 2,170,328
17,040	Howmet Aerospace, Inc.	2,361,403

		4,531,731

Biotechnology* – 2.5%
61,490	Exelixis, Inc.	2,407,333
36,945	Incyte Corp.	2,314,974

		4,722,307

Building Products – 1.4%
6,650	Carlisle Cos., Inc.	2,523,542

Capital Markets – 7.0%
4,560	Ameriprise Financial, Inc.	2,147,851
107,580	Blue Owl Capital, Inc.	1,993,457
5,365	FactSet Research Systems, Inc.	2,318,860
7,635	Morningstar, Inc.	2,173,837
4,090	MSCI, Inc.	2,229,500
16,095	Tradeweb Markets, Inc. Class A	2,225,939

		13,089,444

Chemicals – 1.1%
19,880	RPM International, Inc.	2,122,190

Commercial Services & Supplies – 2.7%
44,330	Rollins, Inc.	2,532,573
78,975	Tetra Tech, Inc.	2,463,230

		4,995,803

Construction & Engineering – 2.5%
5,615	EMCOR Group, Inc.	2,249,930
8,330	Quanta Services, Inc.	2,438,108

		4,688,038

Construction Materials – 1.2%
10,175	Eagle Materials, Inc.	2,303,518

Consumer Staples Distribution & Retail – 2.7%
5,620	Casey’s General Stores, Inc.	2,599,756
29,570	Performance Food Group Co.*	2,385,116

		4,984,872

Electric Utilities – 1.3%
22,550	NRG Energy, Inc.	2,471,029

Electrical Equipment – 1.2%
8,655	Rockwell Automation, Inc.	2,143,670

Electronic Equipment, Instruments & Components – 1.4%
33,470	Amphenol Corp. Class A	2,575,517

Entertainment* – 1.4%
10,860	Take-Two Interactive Software, Inc.	2,533,855

Financial Services – 2.3%
15,630	Apollo Global Management, Inc.	2,133,182
6,480	Corpay, Inc.*	2,108,398

		4,241,580

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 3.5%
28,390	GE HealthCare Technologies, Inc.	$ 1,996,669
8,460	Insulet Corp.*	2,134,373
8,100	Penumbra, Inc.*	2,372,004

		6,503,046

Health Care Providers & Services – 3.7%
8,670	Cencora, Inc.	2,537,449
3,820	Chemed Corp.	2,221,368
15,420	DaVita, Inc.*	2,182,701

		6,941,518

Hotels, Restaurants & Leisure – 7.0%
4,975	Domino’s Pizza, Inc.	2,439,591
9,970	Hilton Worldwide Holdings, Inc.	2,248,036
18,750	Hyatt Hotels Corp. Class A	2,112,750
21,645	Light & Wonder, Inc.*	1,848,050
25,040	Wyndham Hotels & Resorts, Inc.	2,135,912
14,885	Yum! Brands, Inc.	2,239,299

		13,023,638

Household Durables* – 1.1%
25,420	SharkNinja, Inc.	2,046,310

Household Products – 1.2%
21,695	Church & Dwight Co., Inc.	2,155,181

Insurance – 2.3%
11,185	Allstate Corp.	2,218,992
7,940	Primerica, Inc.	2,080,836

		4,299,828

IT Services* – 3.6%
5,395	Gartner, Inc.	2,271,727
12,640	GoDaddy, Inc. Class A	2,380,491
21,825	Twilio, Inc., Class A	2,110,696

		6,762,914

Leisure Products – 1.3%
37,650	Hasbro, Inc.	2,330,535

Life Sciences Tools & Services* – 2.2%
12,460	IQVIA Holdings, Inc.	1,932,172
6,210	Waters Corp.	2,159,403

		4,091,575

Machinery – 2.3%
34,045	Donaldson Co., Inc.	2,237,778
11,740	Lincoln Electric Holdings, Inc.	2,068,588

		4,306,366

Media – 1.1%
13,075	Nexstar Media Group, Inc.	1,956,805

Oil, Gas & Consumable Fuels – 3.5%
9,925	Cheniere Energy, Inc.	2,293,767
11,315	Targa Resources Corp.	1,933,734
1,720	Texas Pacific Land Corp.	2,216,856

		6,444,357

6	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 3.8%
9,835	Broadridge Financial Solutions, Inc.	$ 2,384,004
16,015	Paychex, Inc.	2,356,127
11,820	Paylocity Holding Corp.*	2,270,622

		7,010,753

Software – 22.4%
7,120	ANSYS, Inc.*	2,291,786
14,000	AppLovin Corp., Class A*	3,770,340
54,370	Bentley Systems, Inc. Class B	2,337,366
21,050	Datadog, Inc., Class A*	2,150,468
26,060	Docusign, Inc.*	2,130,405
85,495	Dropbox, Inc. Class A*	2,440,882
45,775	Dynatrace, Inc.*	2,150,052
1,220	Fair Isaac Corp.*	2,427,409
11,745	Guidewire Software, Inc.*	2,405,024
3,700	HubSpot, Inc.*	2,262,550
109,445	Palantir Technologies, Inc. Class A*	12,962,666
14,365	PTC, Inc.*	2,226,144
4,035	Tyler Technologies, Inc.*	2,192,215

		41,747,307

Specialized REITs – 1.3%
20,550	Lamar Advertising Co. Class A	2,338,796

Specialty Retail – 2.5%
17,955	Ross Stores, Inc.	2,495,745
43,330	Tractor Supply Co.	2,193,365

		4,689,110

Technology Hardware, Storage & Peripherals – 2.3%
79,980	HP, Inc.	2,045,088
24,385	NetApp, Inc.	2,188,554

		4,233,642

Textiles, Apparel & Luxury Goods* – 1.0%
39,750	Skechers USA, Inc. Class A	1,908,795

Trading Companies & Distributors – 1.3%
30,145	Fastenal Co.	2,440,841

TOTAL COMMON STOCKS
(Cost $141,384,657)		$183,158,413

Exchange Traded Fund – 1.5%
22,540	iShares Russell Mid-Cap Growth ETF	$ 2,733,877
(Cost $2,617,344)

Shares	Dividend Rate	Value

Investment Company – 0.1%
State Street Institutional US Government Money Market Fund – Premier Class
286,490	4.288%	$ 286,490
(Cost $286,490)

TOTAL INVESTMENTS – 100.1%
(Cost $144,288,491)		$186,178,780

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(157,362)

NET ASSETS – 100.0%		$186,021,418

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

THE MIDCAP VALUE FUND

Schedule of Investments

April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 94.5%
Aerospace & Defense – 1.3%
2,135	L3Harris Technologies, Inc.	$ 469,743

Air Freight & Logistics – 1.1%
1,930	FedEx Corp.	405,937

Automobiles – 1.1%
5,625	Thor Industries, Inc.	407,363

Banks – 6.9%
10,040	Bank OZK	427,704
29,630	Huntington Bancshares, Inc.	430,524
27,555	KeyCorp	408,916
20,500	Regions Financial Corp.	418,405
10,745	Truist Financial Corp.	411,963
10,385	U.S. Bancorp	418,931

		2,516,443

Building Products – 2.6%
3,500	Allegion PLC	487,200
5,375	Johnson Controls International PLC	450,962

		938,162

Capital Markets – 5.9%
1,690	CME Group, Inc.	468,265
9,690	Lazard, Inc.	376,941
790	MSCI, Inc.	430,637
4,915	State Street Corp.	433,011
4,790	T. Rowe Price Group, Inc.	424,155

		2,133,009

Chemicals – 3.4%
1,525	Air Products & Chemicals, Inc.	413,412
5,015	Eastman Chemical Co.	386,155
4,015	PPG Industries, Inc.	437,073

		1,236,640

Communications Equipment – 1.3%
1,050	Motorola Solutions, Inc.	462,409

Consumer Staples Distribution & Retail – 2.4%
6,255	Sysco Corp.	446,607
4,275	Target Corp.	413,392

		859,999

Containers & Packaging – 1.2%
15,290	Sealed Air Corp.	421,392

Electric Utilities – 3.7%
7,055	Alliant Energy Corp.	430,637
4,745	Pinnacle West Capital Corp.	451,629
4,980	Southern Co.	457,612

		1,339,878

Electrical Equipment – 2.3%
3,930	Emerson Electric Co.	413,082
1,715	Rockwell Automation, Inc.	424,771

		837,853

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 2.2%
9,170	Corning, Inc.	$ 406,965
2,120	Littelfuse, Inc.	386,497

		793,462

Food Products – 2.5%
3,410	Ingredion, Inc.	452,916
5,390	Kellanova	446,130

		899,046

Gas Utilities – 1.2%
13,405	UGI Corp.	439,550

Ground Transportation – 1.1%
2,985	Landstar System, Inc.	400,438

Health Care Equipment & Supplies – 3.7%
1,930	Becton Dickinson & Co.	399,684
2,025	ResMed, Inc.	479,095
2,015	STERIS PLC	452,851

		1,331,630

Health Care Providers & Services – 2.6%
1,900	Labcorp Holdings, Inc.	457,919
2,660	Quest Diagnostics, Inc.	474,065

		931,984

Health Care REITs – 1.3%
11,905	Omega Healthcare Investors, Inc.	464,890

Hotels, Restaurants & Leisure – 2.4%
2,225	Darden Restaurants, Inc.	446,424
9,430	Travel & Leisure Co.	414,260

		860,684

Household Products – 1.2%
3,070	Clorox Co.	436,861

Industrial REITs – 1.2%
4,105	Prologis, Inc.	419,531

Insurance – 4.6%
9,130	CNA Financial Corp.	439,701
5,400	MetLife, Inc.	406,998
5,345	Principal Financial Group, Inc.	396,332
5,470	Unum Group	424,800

		1,667,831

IT Services – 2.4%
5,040	Amdocs Ltd.	446,443
5,820	Cognizant Technology Solutions Corp. Class A	428,178

		874,621

Leisure Products – 1.2%
7,345	Hasbro, Inc.	454,656

8	The accompanying notes are an integral part of these financial statements.

THE MIDCAP VALUE FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – 6.5%
1,380	Cummins, Inc.	$ 405,499
2,475	Dover Corp.	422,359
1,770	Illinois Tool Works, Inc.	424,641
4,645	Oshkosh Corp.	389,065
5,590	Stanley Black & Decker, Inc.	335,512
6,010	Timken Co.	386,142

		2,363,218

Media – 3.3%
12,110	Comcast Corp. Class A	414,162
2,510	Nexstar Media Group, Inc.	375,647
5,485	Omnicom Group, Inc.	417,737

		1,207,546

Metals & Mining – 1.3%
1,600	Reliance, Inc.	461,168

Multi-Utilities – 2.5%
4,125	Consolidated Edison, Inc.	465,094
4,165	WEC Energy Group, Inc.	456,151

		921,245

Oil, Gas & Consumable Fuels – 5.7%
2,965	Marathon Petroleum Corp.	407,421
4,485	ONEOK, Inc.	368,488
350	Texas Pacific Land Corp.	451,104
3,380	Valero Energy Corp.	392,384
7,465	Williams Cos., Inc.	437,225

		2,056,622

Pharmaceuticals – 1.2%
2,725	Zoetis, Inc.	426,190

Residential REITs – 2.4%
2,120	AvalonBay Communities, Inc.	445,158
1,480	Essex Property Trust, Inc.	413,142

		858,300

Retail REITs – 1.2%
6,220	Regency Centers Corp.	448,960

Semiconductors & Semiconductor Equipment – 1.2%
6,615	Skyworks Solutions, Inc.	425,212

Software – 1.2%
16,370	Gen Digital, Inc.	423,492

Specialized REITs – 3.8%
2,955	Digital Realty Trust, Inc.	474,396
3,095	Extra Space Storage, Inc.	453,479
4,000	Lamar Advertising Co. Class A	455,240

		1,383,115

Specialty Retail – 3.4%
11,880	Advance Auto Parts, Inc.	388,714
6,050	Best Buy Co., Inc.	403,474

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
1,960	Lowe’s Cos., Inc.	$ 438,178

		1,230,366

TOTAL COMMON STOCKS
(Cost $33,023,010)		$34,209,446

Exchange Traded Fund – 3.1%
9,000	iShares Russell Mid-Cap Value ETF	$ 1,104,750
(Cost $981,699)

Shares	Dividend Rate	Value

Investment Company – 2.6%
State Street Institutional US Government Money Market Fund – Premier Class
929,933	4.288%	$ 929,933
(Cost $929,933)

TOTAL INVESTMENTS – 100.2%
(Cost $34,934,642)		$36,244,129

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(59,261)

NET ASSETS – 100.0%		$36,184,868

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
PLC	—PublicLimited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	9

THE BOND FUND

Schedule of Investments

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 37.8%
Aerospace/Defense – 0.6%
General Electric Co.
$ 6,303,000	6.150%		08/07/37	$6,759,440

Auto Manufacturers – 1.8%
BMW U.S. Capital LLC(a)(b)
5,000,000	5.150		04/02/34	4,926,698
Ford Motor Credit Co. LLC(b)
2,000,000	6.050		03/05/31	1,953,654
2,300,000	6.054		11/05/31	2,229,738
General Motors Co.(b)
3,450,000	6.600		04/01/36	3,543,059
General Motors Financial Co., Inc.(b)
2,000,000	2.400		04/10/28	1,857,873
1,615,000	3.100		01/12/32	1,383,961
Mercedes-Benz Finance North America LLC(a)
2,000,000	5.050		08/03/33	1,960,629
Volkswagen Group of America Finance LLC(a)(b)
4,000,000	6.450		11/16/30	4,175,967

				22,031,579

Banks – 6.6%
Banco Santander SA(b)(c)(1 yr. CMT + 1.450%)
2,400,000	5.538		03/14/30	2,463,081
Bank of America Corp.
1,000,000	4.450		03/03/26	998,988
(3 mo. USD Term SOFR + 1.302%),
2,749,000	3.419	(b)(c)	12/20/28	2,673,719
(Secured Overnight Financing Rate + 1.310%),
2,585,000	5.511	(b)(c)	01/24/36	2,620,174
CaixaBank SA(a)(b)(c)(Secured Overnight Financing Rate + 1.780%)
3,000,000	5.673		03/15/30	3,093,610
Citigroup, Inc.
(Secured Overnight Financing Rate + 2.086%),
4,400,000	4.910	(b)(c)	05/24/33	4,323,560
(Secured Overnight Financing Rate + 1.379%),
2,000,000	2.904	(b)(c)	11/03/42	1,383,786
HSBC Holdings PLC(b)(c)(Secured Overnight Financing Rate + 2.650%)
3,150,000	6.332		03/09/44	3,305,665
Huntington Bancshares, Inc.(b)(c)(Secured Overnight Financing Rate + 2.050%)
4,000,000	5.023		05/17/33	3,861,713
JPMorgan Chase & Co.
(Secured Overnight Financing Rate + 0.885%),
1,500,000	5.263	(b)(c)	04/22/27	1,502,726
(Secured Overnight Financing Rate + 1.560%),
1,000,000	4.323	(b)(c)	04/26/28	998,708
(3 mo. USD Term SOFR + 1.592%),
2,000,000	4.452	(b)(c)	12/05/29	1,997,501
(3 mo. USD Term SOFR + 1.422%),
1,650,000	3.702	(b)(c)	05/06/30	1,596,451
2,520,000	5.600		07/15/41	2,544,055
KeyBank NA
3,000,000	3.400		05/20/26	2,955,644

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley(b)(c)(Secured Overnight Financing Rate + 1.200%)
$ 2,900,000	2.511%		10/20/32	$2,503,826
National Australia Bank Ltd.(a)
7,500,000	5.181		06/11/34	7,669,603
Royal Bank of Canada(b)(c)(Secured Overnight Financing Rate + 1.080%)
3,000,000	4.650		10/18/30	2,994,398
Santander Holdings USA, Inc.(b)(c)(Secured Overnight Financing Rate + 2.138%)
3,000,000	6.342		05/31/35	3,065,409
Truist Financial Corp.
(Secured Overnight Financing Rate + 1.571%),
3,500,000	5.153	(b)(c)	08/05/32	3,518,656
(Secured Overnight Financing Rate + 2.300%),
1,900,000	6.123	(b)(c)	10/28/33	1,986,744
(Secured Overnight Financing Rate + 1.852%),
1,776,000	5.122	(b)(c)	01/26/34	1,738,466
U.S. Bancorp
(Secured Overnight Financing Rate + 1.061%),
2,020,000	5.046	(b)(c)	02/12/31	2,046,393
(Secured Overnight Financing Rate + 1.600%),
7,000,000	4.839	(b)(c)	02/01/34	6,798,299
(Secured Overnight Financing Rate + 1.860%),
1,350,000	5.678	(b)(c)	01/23/35	1,375,589
UBS Group AG(a)(b)(c)(1 yr. CMT + 1.750%)
2,500,000	4.751		05/12/28	2,506,281
Wells Fargo & Co.
1,500,000	4.650		11/04/44	1,251,741
5,000,000	4.750		12/07/46	4,145,872
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,025,533

				79,946,191

Beverages(b) – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600		04/15/48	879,625
6,000,000	4.439		10/06/48	5,048,263
PepsiCo, Inc.
2,190,000	4.450		04/14/46	1,904,939

				7,832,827

Biotechnology(b) – 0.2%
Amgen, Inc.
1,000,000	5.600		03/02/43	972,927
3,175,000	2.770		09/01/53	1,828,774

				2,801,701

Chemicals(b) – 0.3%
LYB International Finance III LLC
3,759,000	5.500		03/01/34	3,654,724

Commercial Services – 1.4%
Corp. of Gonzaga University
3,500,000	4.158		04/01/46	2,678,315

10	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Emory University(b)
$ 2,000,000	1.566%	09/01/25	$1,979,369
Henry J Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,202,186
Northwestern University
1,000,000	4.643	12/01/44	936,189
PayPal Holdings, Inc.(b)
3,600,000	5.250	06/01/62	3,235,713
Thomas Jefferson University
1,375,000	2.368	11/01/25	1,357,121

			16,388,893

Computers(b) – 0.3%
CGI, Inc.
4,000,000	2.300	09/14/31	3,435,482

Computers & Peripherals(b) – 0.2%
Meta Platforms, Inc.
2,320,000	3.850	08/15/32	2,213,623

Distribution/Wholesale(b) – 0.2%
WW Grainger, Inc.
3,260,000	4.600	06/15/45	2,856,777

Diversified Financial Services(b) – 1.4%
Aircastle Ltd.
1,000,000	4.250	06/15/26	990,283
Ally Financial, Inc.(c)(Secured Overnight Financing Rate + 2.290%)
2,500,000	6.184	07/26/35	2,465,143
Brookfield Finance, Inc.
3,100,000	4.700	09/20/47	2,533,055
Capital One Financial Corp.(c)(Secured Overnight Financing Rate + 2.370%)
3,000,000	5.268	05/10/33	2,948,521
Charles Schwab Corp.
1,225,000	2.750	10/01/29	1,146,048
2,500,000	1.950	12/01/31	2,099,845
Mastercard, Inc.
5,000,000	4.875	05/09/34	5,027,918

			17,210,813

Electrical Equipment – 4.6%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,384,958
Cleco Securitization II LLC
5,000,000	4.680	12/01/36	5,031,350
Commonwealth Edison Co.(b)
1,050,000	5.300	06/01/34	1,071,869
Consumers Energy Co.(b)
3,290,000	3.950	07/15/47	2,593,944
Duke Energy Progress LLC(b)
2,970,000	5.050	03/15/35	2,960,734
Emerson Electric Co.
1,900,000	6.125	04/15/39	2,097,300
Evergy Kansas Central, Inc.(b)
7,435,000	5.900	11/15/33	7,830,226

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
Florida Power & Light Co.(b)
$ 1,250,000	4.550%		10/01/44	$1,044,248
Louisville Gas & Electric Co.(b)
1,850,000	4.650		11/15/43	1,580,382
National Grid USA
3,375,000	8.000		11/15/30	3,852,933
National Rural Utilities Cooperative Finance Corp.(b)
4,000,000	5.800		01/15/33	4,191,731
Nevada Power Co.(b)
1,250,000	3.125		08/01/50	795,112
Ohio Power Co.
2,870,000	5.850		10/01/35	2,959,508
Pacific Gas & Electric Co.(b)
1,000,000	4.550		07/01/30	970,020
1,000,000	4.950		07/01/50	805,527
PacifiCorp
2,200,000	6.100		08/01/36	2,287,801
PG&E Wildfire Recovery Funding LLC
862,121	3.594		06/01/32	848,771
PPL Electric Utilities Corp.(b)
2,225,000	4.750		07/15/43	2,016,871
Public Service Enterprise Group, Inc.(b)
5,500,000	8.625		04/15/31	6,487,476
Southern California Edison Co.
1,000,000	5.550		01/15/37	964,016
Wisconsin Power & Light Co.(b)
1,000,000	1.950		09/16/31	858,926
Wisconsin Public Service Corp.(b)
3,000,000	3.300		09/01/49	2,038,207

				55,671,910

Food(a)(b) – 0.5%
Nestle Holdings, Inc.
6,700,000	4.300		10/01/32	6,622,599

Gas(b) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,100,685
Boston Gas Co.(a)
2,900,000	3.001		08/01/29	2,682,375
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	3,315,572

				7,098,632

Healthcare-Products(b) – 0.2%
Baxter International, Inc.
3,000,000	2.539		02/01/32	2,563,779

Healthcare-Services – 2.1%
Adventist Health System(b)
7,000,000	2.952		03/01/29	6,501,029
Ascension Health
3,000,000	2.532	(b)	11/15/29	2,769,037
1,500,000	3.945		11/15/46	1,195,902
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,151,783

The accompanying notes are an integral part of these financial statements.	11

THE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare-Services – (continued)
Community Health Network, Inc.
$ 2,225,000	4.237%		05/01/25	$2,225,000
Mayo Clinic
2,600,000	3.774		11/15/43	2,107,112
SSM Health Care Corp.(b)
4,990,000	3.823		06/01/27	4,944,495
3,000,000	4.894		06/01/28	3,050,573

				25,944,931

Insurance – 5.2%
Americo Life, Inc.(a)
5,206,000	3.450		04/15/31	4,592,617
Aon North America, Inc.(b)
2,175,000	5.750		03/01/54	2,103,182
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,464,855
Arthur J Gallagher & Co.(b)
1,000,000	5.450		07/15/34	1,015,667
Assured Guaranty U.S. Holdings, Inc.(b)
4,715,000	3.150		06/15/31	4,288,646
Berkshire Hathaway Finance Corp.(b)
4,220,000	4.200		08/15/48	3,496,345
Equitable Financial Life Global Funding(a)
3,000,000	1.300		07/12/26	2,895,847
5,000,000	1.750		11/15/30	4,295,829
Guardian Life Global Funding(a)
5,000,000	4.798		04/28/30	5,066,199
Horace Mann Educators Corp.(b)
2,000,000	7.250		09/15/28	2,147,777
MassMutual Global Funding II(a)
2,670,000	1.550		10/09/30	2,295,427
MetLife, Inc.(b)
2,055,000	10.750		08/01/69	2,677,139
New York Life Global Funding(a)
9,000,000	4.550		01/28/33	8,753,832
Principal Life Global Funding II(a)
2,600,000	5.500		06/28/28	2,692,119
Prudential Insurance Co. of America(a)
2,775,000	8.300		07/01/25	2,788,934
Reinsurance Group of America, Inc.
2,500,000	3.150	(b)	06/15/30	2,312,903
1,811,000	6.000	(b)	09/15/33	1,876,532
(3 mo. USD Term SOFR + 2.927%),
2,000,000	7.226	(b)(c)	12/15/65	1,886,491
Reliance Standard Life Global Funding II(a)
1,750,000	2.750		01/21/27	1,684,500
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,408,554
Travelers Cos., Inc.(b)
2,000,000	4.100		03/04/49	1,601,759

				63,345,154

Machinery-Diversified – 0.3%
John Deere Capital Corp.
4,000,000	4.350		09/15/32	3,918,477

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 0.2%
Comcast Corp.
$ 1,250,000	6.400%		05/15/38	$1,337,664
1,500,000	2.800	(b)	01/15/51	889,980

				2,227,644

Metals & Mining – 0.2%
Southern Copper Corp.
2,000,000	5.875		04/23/45	1,927,496

Oil & Gas Services(a)(b) – 0.3%
Schlumberger Holdings Corp.
3,600,000	2.650		06/26/30	3,266,849

Oil-Field Services – 1.0%
APA Corp.(a)(b)
2,835,000	5.100		09/01/40	2,332,847
HF Sinclair Corp.(b)
2,000,000	6.250		01/15/35	1,921,569
Phillips 66 Co.(b)
3,000,000	4.950		03/15/35	2,827,730
Saudi Arabian Oil Co.(a)
5,000,000	3.500		04/16/29	4,789,050

				11,871,196

Paper and Forest Products – 0.3%
International Paper Co.
2,925,000	8.700		06/15/38	3,508,851

Pharmaceuticals – 1.0%
CVS Pass-Through Trust(a)
1,727,292	7.507		01/10/32	1,802,509
GlaxoSmithKline Capital, Inc.(b)
2,000,000	4.500		04/15/30	2,009,303
Johnson & Johnson
4,970,000	5.950		08/15/37	5,464,097
Pfizer, Inc.
2,900,000	7.200		03/15/39	3,389,554

				12,665,463

Pipelines – 1.7%
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	3,880,984
Energy Transfer LP(b)
3,000,000	4.900		03/15/35	2,797,198
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,220,801
ONEOK, Inc.(b)
2,635,000	3.950		03/01/50	1,809,141
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	723,881
1,450,000	7.625		04/01/37	1,646,647
TransCanada PipeLines Ltd.(b)
1,000,000	4.625		03/01/34	938,848
Transcanada Trust(b)(c)(3 mo. USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,459,600

				20,477,100

12	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate(b) – 3.3%
Alexandria Real Estate Equities, Inc.
$ 2,500,000	5.250%		05/15/36	$2,404,898
AvalonBay Communities, Inc.
1,350,000	5.350		06/01/34	1,373,357
Camden Property Trust
6,000,000	4.900		01/15/34	5,907,291
DOC Dr. LLC
1,325,000	2.625		11/01/31	1,141,703
Healthcare Realty Holdings LP
1,075,000	2.050		03/15/31	894,860
Mid-America Apartments LP
1,900,000	1.100		09/15/26	1,819,641
Omega Healthcare Investors, Inc.
2,875,000	4.750		01/15/28	2,878,327
Prologis Targeted U.S. Logistics Fund LP(a)
4,000,000	5.500		04/01/34	4,036,950
Realty Income Corp.
2,400,000	3.950		08/15/27	2,379,967
SBA Tower Trust(a)
2,600,000	4.831		10/15/29	2,566,421
Scentre Group Trust 1/Scentre Group Trust 2(a)
4,000,000	3.750		03/23/27	3,948,810
Simon Property Group LP
1,500,000	6.250		01/15/34	1,606,476
Sun Communities Operating LP
1,000,000	2.700		07/15/31	873,857
Ventas Realty LP
2,900,000	5.625		07/01/34	2,936,732
Welltower OP LLC
5,900,000	2.750		01/15/32	5,186,225

				39,955,515

Semiconductors(b) – 0.9%
Broadcom, Inc.(a)
2,500,000	4.150		04/15/32	2,377,711
3,500,000	3.469		04/15/34	3,075,049
Texas Instruments, Inc.
6,000,000	3.650		08/16/32	5,601,545

				11,054,305

Software(b) – 0.3%
Salesforce, Inc.
2,850,000	1.950		07/15/31	2,485,363
1,000,000	2.900		07/15/51	634,615

				3,119,978

Telecommunications – 0.3%
AT&T, Inc.
4,000,000	6.250		03/29/41	4,078,894

Transportation – 0.9%
Burlington Northern Santa Fe LLC(b)
1,220,000	4.950		09/15/41	1,138,236
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,282,419
1,310,000	2.450	(b)	05/01/50	754,768

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
Canadian Pacific Railway Co.
$ 1,980,000	5.750%		01/15/42	$1,958,964
1,635,000	4.950	(b)	08/15/45	1,480,127
1,500,000	4.700	(b)	05/01/48	1,293,854
2,500,000	6.125	(b)(e)	09/15/15	2,466,568
Kansas City Southern Railway Co.(b)
500,000	4.950		08/15/45	408,184

				10,783,120

Trucking & Leasing(b) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	1,921,616

TOTAL CORPORATE OBLIGATIONS
(Cost $488,811,419)				$457,155,559

Mortgage-Backed Obligations – 23.4%
Collateralized Mortgage Obligations – 11.9%
Agate Bay Mortgage Trust Series 2016-2, Class A3(a)(c)(f)
$ 132,450	3.500%		03/25/46	$121,339
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
6,853	5.500		11/25/20	968
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(a)(c)(f)
2,911,038	2.500		06/25/51	2,369,622
Bayview Opportunity Master Fund VI Trust Series 2021-6, Class A1(a)(c)(f)
7,994,213	3.000		10/25/51	6,790,088
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(f)
550,444	4.726		11/25/35	346,715
CFMT LLC Series 2023-HB12, Class A(a)(c)(f)
936,616	4.250		04/25/33	927,515
CHL Mortgage Pass-Through Trust Series 2005-27, Class 2A1
332,985	5.500		12/25/35	124,548
CHL Mortgage Pass-Through Trust Series 2005-6, Class 2A1
37,565	5.500		04/25/35	32,344
CHL Mortgage Pass-Through Trust Series 2005-7, Class 1A1(c)(1 mo. USD Term SOFR + 0.384%)
268,957	4.981		03/25/35	246,144
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
251,640	6.750		08/25/34	256,375
CoreVest American Finance Ltd. Series 2022-RTL1, Class A1(g)
629,560	4.250		05/28/29	627,967
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
11,003	5.250		09/25/19	10,697
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
2,173	6.500		08/25/32	2,212
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
85,334	5.250		07/25/33	85,730

The accompanying notes are an integral part of these financial statements.	13

THE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Cross Mortgage Trust Series 2025-H1, Class A1(a)(c)(f)
$ 2,726,431	5.735%	02/25/70	$2,741,339
Cross Mortgage Trust Series 2025-H3, Class A1(a)(c)(f)
4,000,000	5.883	05/25/70	4,027,311
CSMC Trust Series 2013-6, Class 1A1(a)(c)(f)
1,591,036	2.500	07/25/28	1,535,136
CSMC Trust Series 2017-HL2, Class A1(a)(c)(f)
319,112	3.500	10/25/47	288,308
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(c)(f)
356,218	3.000	06/25/43	332,009
Federal Home Loan Mortgage Corp. REMICS Series 2103, Class TE
7,451	6.000	12/15/28	7,589
Federal Home Loan Mortgage Corp. REMICS Series 2110, Class PG
37,210	6.000	01/15/29	37,450
Federal Home Loan Mortgage Corp. REMICS Series 2391, Class Z
154,918	6.000	12/15/31	160,859
Federal Home Loan Mortgage Corp. REMICS Series 4272, Class DG
107,299	3.000	04/15/43	104,613
Federal Home Loan Mortgage Corp. REMICS Series 4370, Class PA
34,694	3.500	09/15/41	34,386
Federal Home Loan Mortgage Corp. REMICS Series 4792, Class AC
116,705	3.500	05/15/48	106,046
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class KW
6,000,000	2.000	09/25/45	5,155,050
Federal Home Loan Mortgage Corp. REMICS Series 5081, Class QA
555,468	2.000	12/25/50	445,112
Federal Home Loan Mortgage Corp. REMICS Series 5139, Class EC
4,000,000	2.500	09/25/51	2,865,600
Federal Home Loan Mortgage Corp. REMICS Series 5428, Class VT
4,800,000	6.000	11/25/36	5,007,871
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
1,534,376	3.000	07/25/56	1,442,124
Federal National Mortgage Association REMICS Series 2001-45, Class WG
18,684	6.500	09/25/31	18,953
Federal National Mortgage Association REMICS Series 2003-117, Class KB
758,822	6.000	12/25/33	791,993
Federal National Mortgage Association REMICS Series 2003-14, Class AP
164	4.000	03/25/33	164
Federal National Mortgage Association REMICS Series 2011-127, Class ZU
243,435	3.500	12/25/41	229,843

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2014-80, Class KA
$ 798,877	2.000%	03/25/44	$620,090
Federal National Mortgage Association REMICS Series 2015-2, Class PA
685,586	2.250	03/25/44	657,951
Federal National Mortgage Association REMICS Series 2015-30, Class JA
705,340	2.000	05/25/45	616,198
Federal National Mortgage Association REMICS Series 2016-16, Class PD
300,987	3.000	12/25/44	291,500
Federal National Mortgage Association REMICS Series 2022-17, Class JG
6,640,924	3.000	12/25/48	6,224,107
Federal National Mortgage Association Trust Series 2003-W6, Class 3A
35,817	6.500	09/25/42	36,702
Finance of America Structured Securities Trust Series 2022-S4, Class A1A(a)(c)(f)
1,391,956	2.500	01/25/57	1,366,815
Finance of America Structured Securities Trust Series 2024-S3, Class A1(a)
1,451,607	3.500	04/25/74	1,390,365
First Horizon Alternative Mortgage Securities Trust Series 2006-RE1, Class A1(c)(f)
513,990	5.500	05/25/35	322,808
Flagstar Mortgage Trust Series 2018-2, Class A4(a)(c)(f)
47,299	3.500	04/25/48	46,165
Flagstar Mortgage Trust Series 2019-1INV, Class A3(a)(c)(f)
764,422	3.500	10/25/49	688,275
Flagstar Mortgage Trust Series 2021-8INV, Class A3(a)(c)(f)
2,947,992	2.500	09/25/51	2,401,618
GCAT Trust Series 2022-HX1, Class A1(a)(c)(f)
4,543,160	2.885	12/27/66	4,230,977
Government National Mortgage Association REMICS Series 2015-167, Class KM
73,536	3.000	12/20/43	67,174
Government National Mortgage Association REMICS Series 2015-94, Class AT
349,639	2.250	07/16/45	316,964
Government National Mortgage Association REMICS Series 2016-129, Class W
140,841	2.500	07/20/46	120,575
Government National Mortgage Association REMICS Series 2017-H23, Class MA
1,021,216	3.000	11/20/67	1,001,582
Government National Mortgage Association REMICS Series 2018-37, Class KT
428,851	3.500	03/20/48	394,677
Government National Mortgage Association REMICS Series 2021-116, Class LG
7,216,633	2.000	06/20/51	6,255,731
Government National Mortgage Association REMICS Series 2021-27, Class MT
3,431,256	5.000	02/20/51	3,394,027

14	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Government National Mortgage Association REMICS Series 2021-32, Class NC
$ 4,303,111	5.000%	02/20/51	$4,261,295
GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(a)(c)(f)
6,063,163	2.500	04/25/52	4,939,431
GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(a)(c)(f)
9,033,826	2.500	04/25/52	7,353,873
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1 mo. USD Term SOFR + 0.454%)
163,708	4.781	12/25/34	152,145
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(f)
38,287	5.053	06/25/34	36,709
Impac CMB Trust Series 2003-2F, Class A(g)
49,788	5.730	01/25/33	50,218
Impac CMB Trust Series 2004-4, Class 1A1(c)(1 mo. USD Term SOFR + 0.754%)
30,416	5.081	09/25/34	30,271
Impac CMB Trust Series 2004-4, Class 2A2(g)
749,394	5.293	09/25/34	889,589
Impac Secured Assets CMN Owner Trust Series 2004-2, Class A6(g)
1	4.798	08/25/34	1
Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(a)(c)(f)
2,411,917	2.493	02/25/67	2,192,330
JP Morgan Mortgage Trust Series 2021-14, Class A3(a)(c)(f)
9,163,718	2.500	05/25/52	7,451,477
JP Morgan Mortgage Trust Series 2023-6, Class A2(a)(c)(f)
3,822,265	6.000	12/26/53	3,837,344
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(f)
94,045	4.754	04/25/37	75,776
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(c)(f)
338,735	3.359	07/25/43	317,692
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(c)(f)
207,010	3.000	06/25/29	202,843
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(a)(c)(f)
820,790	3.500	08/25/47	735,327
JPMorgan Mortgage Trust Series 2017-4, Class A3(a)(c)(f)
75,707	3.500	11/25/48	68,997
JPMorgan Mortgage Trust Series 2017-6, Class A3(a)(c)(f)
353,037	3.500	12/25/48	320,527
JPMorgan Mortgage Trust Series 2021-10, Class A3(a)(c)(f)
2,331,113	2.500	12/25/51	1,897,613
JPMorgan Mortgage Trust Series 2021-7, Class A4(a)(c)(f)
3,283,195	2.500	11/25/51	2,927,814
LHOME Mortgage Trust Series 2023-RTL4, Class A1(a)(g)
2,000,000	7.628	11/25/28	2,023,602
MASTR Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(f)
112,862	6.482	07/25/33	108,735
MASTR Alternative Loan Trust Series 2004-4, Class 1A1
28,716	5.500	05/25/34	27,962
MASTR Alternative Loan Trust Series 2004-4, Class 8A1
260,828	6.500	05/25/34	263,851

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(f)
$ 33,831	5.492%	03/25/33	$29,565
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(f)
289,219	5.026	11/25/35	150,479
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
479,765	6.000	08/25/37	155,024
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(c)(f)
1,538,362	4.000	08/27/57	1,492,815
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(a)(c)(f)
3,837,245	2.500	06/25/51	3,135,749
OBX Trust Series 2019-EXP1, Class 1A3(a)(c)(f)
156,990	4.000	01/25/59	154,913
OBX Trust Series 2019-INV2, Class A5(a)(c)(f)
107,049	4.000	05/27/49	100,201
OBX Trust Series 2024-NQM10, Class A1(a)(g)
1,642,675	6.180	05/25/64	1,657,404
Oceanview Mortgage Trust Series 2021-3, Class A4(a)(c)(f)
3,455,220	2.500	06/25/51	3,094,563
Provident Funding Mortgage Trust Series 2025-1, Class A3(a)(c)(f)
2,860,094	5.500	02/25/55	2,867,895
RALI Trust Series 2005-QS11, Class A2(c)(1 mo. USD Term SOFR + 0.614%)
82,844	4.941	07/25/35	59,649
Rate Mortgage Trust Series 2021-J1, Class A7(a)(c)(f)
3,709,646	2.500	07/25/51	3,308,445
RBSGC Mortgage Loan Trust Series 2007-B, Class 2A1(c)(f)
167,409	4.048	01/25/37	101,835
RBSGC Mortgage Loan Trust Series 2007-B, Class 3A1(c)(f)
2,735	5.623	01/25/37	2,774
RFMSI Trust Series 2005-S7, Class A5
38,798	5.500	11/25/35	30,129
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,212,414
Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1 mo. USD Term SOFR + 0.734%)
105,700	5.054	11/20/34	97,921
Sequoia Mortgage Trust Series 2013-2, Class A(c)(f)
379,935	1.874	02/25/43	324,716
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(f)
838,774	2.500	05/25/43	733,274
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(c)(f)
247,135	3.000	11/25/30	240,410
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(c)(f)
411,334	3.500	11/25/46	376,145
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(c)(f)
393,051	3.500	08/25/47	354,785
Sequoia Mortgage Trust Series 2017-6, Class A1(a)(c)(f)
915,519	3.500	09/25/47	832,812
Sequoia Mortgage Trust Series 2018-2, Class A1(a)(c)(f)
329,065	3.500	02/25/48	296,867

The accompanying notes are an integral part of these financial statements.	15

THE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2025-3, Class A1(a)(c)(f)
$ 4,640,953	6.000%	04/25/55	$4,667,847
Shellpoint Co-Originator Trust Series 2017-2, Class A1(a)(c)(f)
470,018	3.500	10/25/47	430,397
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(f)
56,692	5.384	10/25/34	52,912
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(f)
2,380	6.171	04/25/34	2,326
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3(c)(f)
50,525	5.727	11/25/33	49,738
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 6A(c)(f)
41,733	6.734	11/25/33	41,627
UWM Mortgage Trust Series 2021-INV4, Class A3(a)(c)(f)
9,572,326	2.500	12/25/51	7,768,541
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(a)(c)(f)
271,245	2.500	06/25/51	221,234
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(c)(f)
895,437	3.500	08/20/45	823,832
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(c)(f)
601,772	3.500	01/20/46	550,760

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $160,254,565)			$143,303,741

Commercial Mortgage Obligations – 0.4%
Government National Mortgage Association REMICS Series 2013-68, Class B(c)(f)
$ 394,513	2.500%	08/16/43	$380,204
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust Series 2024-LGND, Class A(a)(g)
2,000,000	6.247	11/05/39	2,016,490
Reunion Resort Orlando FL Mortgage Secured Pass-Through Trust Series 2024-RSRT, Class A(a)
3,000,000	6.972	03/15/29	3,067,702

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $5,358,151)			$5,464,396

Federal Agencies – 10.9%
Federal Home Loan Mortgage Corp.
$ 7,237	7.000%	05/01/26	$7,562
4,599	7.500	12/01/30	4,793
8,955	7.500	01/01/31	9,295
20,762	7.000	08/01/31	21,755
238,511	5.000	05/01/33	242,294
(1 yr. CMT + 2.229%),
25,202	7.084 (c)	05/01/34	25,978
(RFUCC 1 yr. Treasury + 1.783%),
33,804	6.748 (c)	01/01/36	34,526
364,933	4.000	06/01/42	352,816
332,396	3.000	06/01/45	290,251

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
(RFUCC 1 yr. Treasury + 1.600%),
$ 641,524	2.694	%(c)	07/01/45	$653,229
Federal National Mortgage Association
149,004	2.500		05/01/28	145,735
(RFUCC 6 mo. Treasury + 1.413%),
10,096	6.163	(c)	02/01/33	10,099
(RFUCC 1 yr. Treasury + 1.760%),
6,027	6.760	(c)	02/01/35	6,152
(RFUCC 1 yr. Treasury + 1.596%),
57,471	6.563	(c)	12/01/45	59,196
119,800	4.500		01/01/48	112,673
762,060	2.500		06/01/51	622,558
Government National Mortgage Association
24	7.500		08/20/25	24
2,711	7.500		07/20/26	2,722
4,793	6.500		04/15/31	4,836
33,929	6.500		05/15/31	34,791
449,683	2.500		06/20/31	437,520
4,666,037	5.000		07/20/52	4,576,899
Uniform Mortgage-Backed Security
3,383	6.500		10/01/28	3,483
5,819	7.500		09/01/29	5,802
15,579	7.000		03/01/31	16,262
4,997	7.000		11/01/31	5,216
13,072	7.000		01/01/32	13,646
19,391	6.000		12/01/32	19,662
682,155	3.500		08/01/35	665,957
9,063,700	2.000		08/01/42	7,758,974
7,312,254	5.000		04/01/43	7,341,326
1,695,076	5.000		05/01/43	1,693,433
7,655,642	5.000		06/01/43	7,664,782
349,254	5.000		08/01/48	353,116
9,624,893	3.000		01/01/52	8,358,314
9,592,988	3.000		06/01/52	8,394,898
4,784,503	3.000		07/01/52	4,155,140
5,533,064	4.500		07/01/52	5,300,835
3,854,428	3.500		08/01/52	3,510,627
5,292,026	5.000		08/01/52	5,194,601
13,610,053	5.000		03/01/53	13,359,880
4,732,516	6.000		04/01/53	4,805,272
8,548,769	5.500		08/01/53	8,543,459
2,077,299	6.000		08/01/53	2,110,809
3,808,377	5.000		10/01/53	3,736,311
3,995,067	6.000		10/01/53	4,058,593
4,367,717	5.500		02/01/54	4,371,695
905,474	5.000		03/01/54	891,464
4,891,096	5.500		03/01/54	4,882,501
4,335,728	6.000		06/01/54	4,398,735
6,003,646	5.500		07/01/54	6,012,570
6,243,208	5.500		03/01/55	6,232,238

				131,515,305

Home Equity(a)(g) – 0.2%
RCKT Mortgage Trust Series 2025-CES2, Class A1A
2,209,543	5.503		02/25/55	2,221,488

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $299,257,487)				$282,504,930

16	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 18.4%
U.S. Treasury Bonds
$12,000,000	1.750%	08/15/41	$8,031,563
10,000,000	2.750	08/15/42	7,721,484
3,000,000	3.125	08/15/44	2,388,633
12,750,000	3.000	11/15/44	9,914,619
2,125,000	2.500	02/15/45	1,510,659
5,000,000	2.500	02/15/46	3,500,391
38,000,000	2.750	11/15/47	27,302,109
6,000,000	3.000	02/15/48	4,503,750
22,800,000	3.125	05/15/48	17,480,297
7,000,000	2.250	08/15/49	4,433,516
10,000,000	1.375	08/15/50	4,987,109
U.S. Treasury Inflation-Indexed Bonds
9,883,370	0.750	02/15/42	7,718,934
U.S. Treasury Notes
4,900,000	1.500	08/15/26	4,759,699
2,000,000	2.250	02/15/27	1,951,797
6,000,000	4.500	05/15/27	6,103,125
5,000,000	3.875	10/15/27	5,033,008
6,380,000	0.625	05/15/30	5,474,837
7,350,000	3.750	08/31/31	7,292,578
5,000,000	1.375	11/15/31	4,272,852
7,000,000	1.875	02/15/32	6,146,055
15,500,000	2.875	05/15/32	14,483,418
14,000,000	2.750	08/15/32	12,928,672
10,000,000	4.125	11/15/32	10,098,437
14,500,000	3.500	02/15/33	14,008,926
23,000,000	3.375	05/15/33	21,963,203
8,000,000	4.500	11/15/33	8,245,625

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $241,936,628)			$222,255,296

Asset-Backed Securities – 11.5%
Automotive(a) – 0.7%
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
$ 2,080,000	2.020%	02/20/27	$2,045,730
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	4,004,708
Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,675,792

			8,726,230

Home Equity – 0.4%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1 mo. USD Term SOFR + 0.894%)
128,105	4.790	01/25/35	128,075
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
86,883	4.250	09/25/33	85,002
FIGRE Trust Series 2023-HE1, Class A(a)
1,821,244	5.850	03/25/53	1,837,307
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)(1 mo. USD Term SOFR + 0.789%)
726,382	5.116	12/25/34	704,493

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
$ 139,424	5.640%	11/25/35	$139,137
Southern Pacific Secured Assets Corp. Series 1998-2, Class A7(g)
342,768	7.490	07/25/29	337,087
Towd Point Mortgage Trust Series 2024-CES4, Class A1(a)(g)
1,312,100	5.122	09/25/64	1,309,798

			4,540,899

Manufactured Housing – 0.0%
Mid-State Trust XI Series 2011, Class A1
35,944	4.864	07/15/38	35,802

Other – 10.3%
AFN ABSPROP001 LLC Series 2019-1A, Class A1(a)
4,353,941	3.780	05/20/49	4,198,950
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(a)
4,700,000	1.937	08/15/46	4,507,339
Beacon Container Finance II LLC Series 2021-1A, Class A(a)
1,950,000	2.250	10/22/46	1,782,240
BHG Securitization Trust Series 2021-B, Class B(a)
892,931	1.670	10/17/34	871,715
CAL Funding IV Ltd. Series 2020-1A, Class A(a)
3,653,750	2.220	09/25/45	3,420,371
Chase Funding Trust Series 2002-3, Class 1A5(g)
307,042	5.907	06/25/32	302,597
Chase Funding Trust Series 2004-1, Class 2A2(c)(1 mo. USD Term SOFR + 0.574%)
2,241,150	4.901	12/25/33	2,199,076
CLI Funding VIII LLC Series 2022-1A, Class A(a)
2,560,133	2.720	01/18/47	2,319,895
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(a)
3,112,541	2.090	07/20/51	2,838,206
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(c)(1 mo. USD Term SOFR + 0.514%)
285,080	4.841	02/25/37	262,024
DB Master Finance LLC Series 2021-1A, Class A2II(a)
3,870,000	2.493	11/20/51	3,572,608
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(a)
4,000,000	1.760	04/15/49	3,780,146
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)
6,110,000	4.118	07/25/47	6,018,003
Driven Brands Funding LLC Series 2021-1A, Class A2(a)
2,589,378	2.791	10/20/51	2,410,295
GBX Leasing LLC Series 2022-1, Class A(a)
1,480,339	2.870	02/20/52	1,377,349
Global SC Finance VII SRL Series 2020-2A, Class A(a)
2,651,768	2.260	11/19/40	2,506,900
Home Partners of America Trust Series 2019-1, Class A(a)
5,484,095	2.908	09/17/39	5,257,791
Jack in the Box Funding LLC Series 2022-1A, Class A2I(a)
3,760,000	3.445	02/26/52	3,626,615

The accompanying notes are an integral part of these financial statements.	17

THE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Lendmark Funding Trust Series 2021-2A, Class A(a)
$ 2,000,000	2.000%	04/20/32	$1,890,609
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c)(1 mo. USD Term SOFR + 0.734%)
85,867	5.061	08/25/33	84,127
Lyra Music Assets Delaware LP Series 2024-2A, Class A2(a)
2,995,700	5.760	12/22/64	2,949,156
NP SPE II LLC Series 2016-1A, Class A1(a)
514,857	4.164	04/20/46	511,605
OnDeck Asset Securitization Trust IV LLC Series 2024-1A, Class A(a)
1,500,000	6.270	06/17/31	1,522,233
PACEWell 5 Trust Series 2021-1, Class A(a)
2,049,597	2.628	10/10/59	1,537,292
Pear LLC Series 2023-1, Class A(a)
3,164,885	7.420	07/15/35	3,237,740
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A(a)
5,000,000	5.000	09/15/48	4,961,552
Sabey Data Center Issuer LLC Series 2021-1, Class A2(a)
3,000,000	1.881	06/20/46	2,864,369
ServiceMaster Funding LLC Series 2020-1, Class A2I(a)
3,761,840	2.841	01/30/51	3,479,539
Servpro Master Issuer LLC Series 2021-1A, Class A2(a)
1,920,000	2.394	04/25/51	1,780,430
Sierra Timeshare Receivables Funding LLC Series 2021-1A, Class A(a)
124,427	0.990	11/20/37	121,580
Taco Bell Funding LLC Series 2021-1A, Class A2I(a)
1,891,313	1.946	08/25/51	1,793,050
Thrust Engine Leasing DAC Series 2021-1A, Class A(a)
4,263,682	4.163	07/15/40	4,141,100
TIF Funding II LLC Series 2020-1A, Class A(a)
1,452,833	2.090	08/20/45	1,357,370
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(c)(f)
1,769,070	3.000	07/25/57	1,736,588
Towd Point Mortgage Trust Series 2018-2,Class A2(a)(c)(f)
5,500,000	3.500	03/25/58	5,334,305
Trinity Rail Leasing LLC Series 2019-1A, Class A(a)
3,755,084	3.820	04/17/49	3,701,265
Trinity Rail Leasing LLC Series 2019-2A, Class A2(a)
3,000,000	3.100	10/18/49	2,906,003
Trinity Rail Leasing LLC Series 2020-2A, Class A2(a)
10,315,000	2.560	11/19/50	9,640,701
Triton Container Finance VIII LLC Series 2020-1A, Class A(a)
3,815,104	2.110	09/20/45	3,522,485
Triton Container Finance VIII LLC Series 2021-1A, Class A(a)
326,458	1.860	03/20/46	295,602
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2(a)
8,250,000	1.645	09/15/45	8,132,499
Wendy’s Funding LLC Series 2019-1A, Class A2I(a)
2,662,208	3.783	06/15/49	2,622,530
Wendy’s Funding LLC Series 2021-1A, Class A2I(a)
1,202,441	2.370	06/15/51	1,093,770
Zayo Issuer LLC Series 2025-1A, Class A2(a)
1,500,000	5.648	03/20/55	1,506,821

			123,976,441

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – 0.1%
Massachusetts Educational Financing Authority Series 2018-A, Class A
$ 796,888	3.850%	05/25/33	$784,634
SoFi Professional Loan Program LLC Series 2018-C, Class A2FX(a)
723,595	3.590	01/25/48	715,671
South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1 mo. USD Term SOFR + 1.614%)
294,827	5.941	01/25/36	294,878

			1,795,183

TOTAL ASSET-BACKED SECURITIES
(Cost $144,108,164)			$139,074,555

Municipal Bond Obligations – 7.1%
Arizona(b) – 0.1%
Arizona Board of Regents Revenue Bonds Series 2023
$ 1,000,000	4.599%	07/01/31	$1,015,444

Arkansas(b) – 0.1%
City of Springdale Sales & Use Tax Revenue Revenue Bonds (Taxable-Refunding) Series 2023 BAM
1,000,000	5.160	08/01/32	1,034,014

California – 1.4%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(b)(h)
5,000,000	0.000	08/01/38	2,766,351
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,891,118
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,437,332
Foothill-De Anza CA Community College District GO Bonds (Taxable–Election of 2006) Series E
1,730,000	3.223	08/01/38	1,469,528
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,246,274
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,625,595

			17,436,198

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,490,489

Florida(b) – 0.2%
Florida Development Finance Corp. (Taxable-Refunding-Shands Jacksonville Medical Center Obligated Group) Series B AGM
1,800,000	3.223	02/01/32	1,601,609

18	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida(b) – (continued)
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
$ 1,500,000	2.520%	08/01/31	$1,328,909

			2,930,518

Hawaii – 0.3%
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
3,934,634	3.242	01/01/31	3,849,370

Illinois – 0.3%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,622,307
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,032,916

			3,655,223

Indiana – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	813,505

Kentucky – 0.5%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	3,961,924
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(b)
2,890,000	2.750	12/01/33	2,552,381

			6,514,305

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,956,781

Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,753,249
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,011,343

			3,764,592

Mississippi(b) – 0.2%
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,741,449

Missouri – 0.2%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,532,519

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Nebraska – 0.2%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
$ 2,750,000	2.175%	10/01/26	$2,683,346

New Jersey(b) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,893,087

New York(b) – 0.4%
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,580,262
New York State Urban Development Corp. Revenue Bonds Series 2019 B
1,950,000	3.350	03/15/26	1,937,608

			4,517,870

Ohio – 0.6%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(b)
2,865,000	1.880	12/01/31	2,481,188
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,365,014
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	2,756,466

			7,602,668

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(b)
495,000	4.220	06/30/30	490,144
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,249,537

			1,739,681

Pennsylvania(b) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,209,619

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	1,975,903

Texas – 0.5%
City of Houston TX GO Bonds (Taxable-Refunding) Series B(b)
5,000,000	2.130	03/01/26	4,916,627
Texas Water Development Board Revenue Bonds (Taxable-Master Trust) Series B
1,200,000	4.309	10/15/34	1,165,711

			6,082,338

The accompanying notes are an integral part of these financial statements.	19

THE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
$ 2,000,000	3.750%	06/01/33	$1,901,118

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $89,393,208)			$85,340,037

U.S. Government Agency Obligation(b) – 0.2%
Federal Farm Credit Banks Funding Corp.
$3,000,000	1.730%	10/26/35	$2,269,456
(Cost $2,251,998)

Shares	Description		Value

Exchange Traded Fund – 0.2%
50,000	Janus Henderson AAA CLO ETF		$2,527,000
(Cost $2,539,500)

Shares	Dividend Rate		Value

Investment Company – 0.7%
State Street Institutional US Government Money Market Fund – Premier Class
8,948,145	4.288%		$8,948,145
(Cost $8,948,145)

TOTAL INVESTMENTS – 99.3%
(Cost $1,277,246,549)			$1,200,074,978

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			9,016,702

NET ASSETS – 100.0%			$1,209,091,680

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(b)	Security with “Call” features with resetting interest rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2025.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Rate shown is that which is in effect on April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2025. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
GO	—GeneralObligation
LIBOR	—LondonInterbank Offered Rate
Q-SBLF	—QualifiedSchool Bond Loan Fund
REMICS	—RealEstate Mortgage Investment Conduit
RFUCC	—RefinitiveUSD IBOR Consumer Cash Fallbacks 1year
SOFR	—SecuredOvernight Financing Rate

20	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 45.9%
U.S. Treasury Bills(a)
$1,000,000	0.000%	05/20/25	$997,765
1,190,000	0.000	07/03/25	1,181,264
500,000	0.000	07/29/25	494,830
1,200,000	0.000	08/21/25	1,184,398
500,000	0.000	08/28/25	493,131
1,000,000	0.000	09/18/25	984,070
500,000	0.000	10/16/25	490,538
U.S. Treasury Notes
300,000	1.250	11/30/26	288,832
600,000	1.500	01/31/27	578,203
2,500,000	2.625	07/31/29	2,397,266
300,000	1.625	08/15/29	276,246
700,000	3.875	09/30/29	705,195
350,000	4.125	10/31/29	356,193
600,000	3.875	11/30/29	604,312
2,800,000	3.875	12/31/29	2,820,234

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,755,720)			$13,852,477

Mortgage-Backed Obligations – 42.7%
Collateralized Mortgage Obligations – 32.2%
Angel Oak Mortgage Trust Series 2025-3, Class A1(b)(c)
$ 494,991	5.420%	03/25/70	$495,316
Banc of America Funding Trust Series 2004-A, Class 1A3(d)(e)
562	7.621	09/20/34	474
Banc of America Mortgage Trust Series 2003-J, Class 2A1(d)(e)
40,775	5.797	11/25/33	35,754
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(b)(d)(e)
280,070	1.747	09/25/51	251,217
Bear Stearns ARM Trust Series 2004-9, Class 24A1(d)(e)
10,509	6.629	11/25/34	9,534
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(b)(d)(e)
127,483	0.941	02/25/49	118,952
BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(b)(d)(e)
149,300	0.970	03/25/60	144,013
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1(b)(d)(e)
37,017	1.724	02/25/55	36,396
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(d)(e)
8,845	5.778	09/25/34	7,864
Cross Mortgage Trust Series 2025-H1, Class A1(b)(d)(e)
194,745	5.735	02/25/70	195,810
CSMC Trust Series 2021-NQM5, Class A1(b)(d)(e)
273,174	0.938	05/25/66	231,064
Federal Home Loan Mortgage Corp. REMICS Series 2022, Class PE
1,521	6.500	01/15/28	1,538
Federal Home Loan Mortgage Corp. REMICS Series 2109, Class PE
5,462	6.000	12/15/28	5,558

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal Home Loan Mortgage Corp. REMICS Series 3753, Class AS
$ 26,728	3.500%	11/15/25	$26,590
Federal Home Loan Mortgage Corp. REMICS Series 3816, Class HA
50,675	3.500	11/15/25	50,458
Federal Home Loan Mortgage Corp. REMICS Series 4561, Class BA
96,014	3.500	09/15/42	95,412
Federal Home Loan Mortgage Corp. REMICS Series 5131, Class MA
510,029	1.500	04/25/49	432,370
Federal National Mortgage Association Grantor Trust Series 2011-T2, Class A1
337,010	2.500	08/25/51	311,171
Federal National Mortgage Association REMICS Series 2003-117, Class KB
140,635	6.000	12/25/33	146,783
Federal National Mortgage Association REMICS Series 2003-14, Class AP
221	4.000	03/25/33	220
Federal National Mortgage Association REMICS Series 2010-109, Class M
204,310	3.000	09/25/40	199,076
Federal National Mortgage Association REMICS Series 2012-100, Class WA
75,990	1.500	09/25/27	73,973
Federal National Mortgage Association REMICS Series 2012-110, Class CA
152,828	3.000	10/25/42	140,435
Federal National Mortgage Association REMICS Series 2012-118, Class EB
67,060	1.500	11/25/27	65,288
Federal National Mortgage Association REMICS Series 2013-112, Class G
22,056	2.125	07/25/40	21,830
Federal National Mortgage Association REMICS Series 2013-135, Class GA
57,169	3.000	07/25/32	56,761
Federal National Mortgage Association REMICS Series 2013-16, Class FY(d)(1 mo. USD Term SOFR + 0.464%)
796,302	4.818	03/25/43	776,556
Federal National Mortgage Association REMICS Series 2013-6, Class BE
45,617	2.000	12/25/42	44,877
Federal National Mortgage Association REMICS Series 2013-74, Class YA
130,702	3.000	05/25/42	126,744
Federal National Mortgage Association REMICS Series 2015-15, Class CA
254,474	3.500	04/25/35	249,494
Federal National Mortgage Association REMICS Series 2015-19, Class CA
50,549	3.500	01/25/43	50,094
Federal National Mortgage Association REMICS Series 2015-2, Class PA
106,610	2.250	03/25/44	102,313

The accompanying notes are an integral part of these financial statements.	21

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2016-104, Class BA
$ 161,404	3.000%	01/25/47	$154,948
Federal National Mortgage Association REMICS Series 2016-53, Class BV
261,383	3.500	11/25/27	258,886
Federal National Mortgage Association REMICS Series 2016-96, Class A
192,318	1.750	12/25/46	177,503
Federal National Mortgage Association REMICS Series 2017-46, Class EA
24,588	3.500	12/25/50	24,471
Federal National Mortgage Association REMICS Series 2017-7, Class JA
135,294	2.000	02/25/47	113,377
Federal National Mortgage Association REMICS Series 2019-10, Class PT
189,303	3.500	03/25/49	183,407
Federal National Mortgage Association REMICS Series 2020-35, Class MA
236,262	2.000	12/25/43	223,822
Federal National Mortgage Association REMICS Series 2020-45, Class CB
388,541	2.000	02/25/44	367,493
Federal National Mortgage Association REMICS Series 2020-56, Class AH
413,967	2.000	05/25/45	389,551
GCAT Trust Series 2021-NQM6, Class A1(b)(d)(e)
296,562	1.855	08/25/66	270,476
Government National Mortgage Association REMICS Series 2010-14, Class PA
2,380	3.000	02/20/40	2,349
Government National Mortgage Association REMICS Series 2013-14, Class AP
599,318	1.750	12/20/42	531,719
Government National Mortgage Association REMICS Series 2013-188, Class LE
383,051	2.500	11/16/43	354,040
Government National Mortgage Association REMICS Series 2014-131, Class DM
45,855	3.000	02/20/44	45,083
Government National Mortgage Association REMICS Series 2015-65, Class BD
186,071	2.250	05/20/45	165,490
Government National Mortgage Association REMICS Series 2015-94, Class AT
156,196	2.250	07/16/45	141,599
Government National Mortgage Association REMICS Series 2019-11, Class MA
103,063	3.000	01/20/47	99,069
Government National Mortgage Association REMICS Series 2019-21, Class MA
209,252	3.500	09/20/47	201,483
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(b)(d)(e)
87,887	1.382	09/27/60	82,922

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(d) (1 mo. USD Term SOFR + 0.554%)
$ 37,522	4.881%	05/25/35	$28,363
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(d)(e)
120,277	4.737	01/25/36	108,878
Impac CMB Trust Series 2003-2F, Class A(c)
30,821	5.730	01/25/33	31,088
Impac CMB Trust Series 2004-7, Class 1A1(d)(1 mo. USD Term SOFR + 0.854%)
9,749	5.181	11/25/34	9,593
Impac CMB Trust Series 2005-2, Class 2A2(d)(1 mo. USD Term SOFR + 0.914%)
12,149	5.241	04/25/35	11,637
Impac Secured Assets Trust Series 2006-1, Class 2A1(d) (1 mo. USD Term SOFR + 0.814%)
69,135	5.141	05/25/36	61,899
IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1(d)(e)
25,056	5.677	10/25/34	23,108
JPMorgan Mortgage Trust Series 2016-4, Class A3(b)(d)(e)
85,458	3.500	10/25/46	78,171
Lehman XS Trust Series 2005-7N, Class 1A1A(d)(1 mo. USD Term SOFR + 0.654%)
52,118	4.981	12/25/35	47,276
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(d)(e)
19,468	6.836	04/21/34	18,688
MFA Trust Series 2021-NQM1, Class A1(b)(d)(e)
130,426	1.153	04/25/65	121,939
MFA Trust Series 2021-NQM2, Class A1(b)(d)(e)
187,002	1.029	11/25/64	163,226
MortgageIT Trust Series 2005-1, Class 1A1(d)(1 mo. USD Term SOFR + 0.754%)
78,335	5.081	02/25/35	78,545
MortgageIT Trust Series 2005-1, Class 1A2(d)(1 mo. USD Term SOFR + 0.894%)
67,380	5.221	02/25/35	66,711
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(b)(d)(e)
388,512	2.750	07/25/59	373,487
RALI Trust Series 2004-QA4, Class NB21(d)(e)
6,262	5.834	09/25/34	6,012
Sequoia Mortgage Trust 10 Series 2010, Class 1A(d) (1 mo. USD Term SOFR + 0.914%)
3,009	5.234	10/20/27	2,882
Sequoia Mortgage Trust Series 2003-2, Class A1(d)(1 mo. USD Term SOFR + 0.774%)
5,770	5.094	06/20/33	5,675
Vendee Mortgage Trust Series 1996-2, Class 1Z
4,659	6.750	06/15/26	4,701
Verus Securitization Trust Series 2021-2, Class A1(b)(d)(e)
223,938	1.031	02/25/66	198,311

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,272,560)			$9,731,813

22	The accompanying notes are an integral part of these financial statements.

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – 3.9%
Government National Mortgage Association REMICS Series 2018-170, Class V
$ 229,961	3.250%		10/16/35	$217,681
Government National Mortgage Association REMICS Series 2022-196, Class AB
427,349	3.250		04/16/54	400,992
Government National Mortgage Association REMICS Series 2022-199, Class A
598,603	3.250		02/16/54	564,691

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,166,632)				$1,183,364

Federal Agencies – 6.6%
Federal Home Loan Mortgage Corp.
$ 1,856	5.000%		05/01/27	$1,861
41,650	2.500		04/01/28	40,852
(RFUCC 1 yr. Treasury + 1.600%),
129,502	2.694	(d)	07/01/45	131,865
(RFUCC 1 yr. Treasury + 1.580%),
44,581	7.124	(d)	07/01/46	45,842
Federal National Mortgage Association
90,505	3.500		10/01/26	89,747
48,115	3.500		12/01/27	47,652
68,268	2.500		03/01/28	66,838
160,019	2.500		05/01/28	156,556
66,047	3.000		05/01/28	65,125
104,113	2.500		07/01/28	101,623
77,910	3.000		09/01/28	76,625
73,574	2.500		01/01/30	71,692
111,221	3.500		10/01/32	109,270
217,112	3.000		08/01/33	207,499
(RFUCC 1 yr. Treasury + 1.596%),
29,248	6.563	(d)	12/01/45	30,125
Government National Mortgage Association,
(1 yr. CMT + 1.500%)
383	4.875	(d)	04/20/26	382
274	4.625	(d)	08/20/26	273
938	4.625	(d)	01/20/28	934
Uniform Mortgage-Backed Security
45,407	3.000		11/01/26	44,890
26,373	3.000		12/01/26	26,112
116,032	2.000		01/01/31	111,746
1,514	7.000		11/01/31	1,581
100,526	5.000		02/01/32	101,943
46,182	6.000		07/01/33	46,891
249,619	3.500		07/01/34	243,670
156,817	3.500		08/01/35	153,094

				1,974,688

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $13,496,612)				$12,889,865

U.S. Government Agency Obligations – 8.3%
Federal Farm Credit Banks Funding Corp.(f)
$ 275,000	5.120%		11/24/27	$275,906

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Obligations – (continued)
Federal Home Loan Banks(f)
$ 500,000	4.250%	03/28/30	$499,134
Federal Home Loan Mortgage Corp.
1,000,000	0.375	07/21/25	991,199
Federal National Mortgage Association
750,000	0.500	06/17/25	746,336

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,524,842)			$2,512,575

Asset-Backed Securities(d) – 1.1%
Home Equity – 0.8%
Morgan Stanley ABS Capital I, Inc. Trust Series 2002-HE3, Class A2(1 mo. USD Term SOFR + 1.194%)
$ 86,371	5.521%	03/25/33	$86,006
Terwin Mortgage Trust Series 2004-7HE, Class A3(b) (1 mo. USD Term SOFR + 1.514%)
111,875	5.841	07/25/34	107,362
Terwin Mortgage Trust Series 2004-9HE, Class A1(b) (1 mo. USD Term SOFR + 0.914%)
40,121	5.241	09/25/34	37,736

			231,104

Other – 0.3%
Countrywide Asset-Backed Certificates Trust Series 2004-6, Class 2A4(1 mo. USD Term SOFR + 1.014%)
111,391	5.341	11/25/34	107,172

TOTAL ASSET-BACKED SECURITIES
(Cost $316,484)			$338,276

Shares	Dividend Rate	Value

Investment Company – 2.0%
State Street Institutional US Government Money Market Fund – Premier Class
605,017	4.288%	$ 605,017
(Cost $605,017)

TOTAL INVESTMENTS – 100.0%
(Cost $30,698,675)		$30,198,210

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		12,887

NET ASSETS – 100.0%		$30,211,097

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

The accompanying notes are an integral part of these financial statements.	23

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2025. Maturity date disclosed is the ultimate maturity.

(d)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2025.

(e)	Rate shown is that which is in effect on April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(f)	Security with “Call” features with resetting interest rates.

Investment Abbreviations:
REMICS	—RealEstate Mortgage Investment Conduit
RFUCC	—RefinitiveUSD IBOR Consumer Cash Fallbacks 1 year
SOFR	—SecuredOvernight Financing Rate

24	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 95.2%
Alabama(a) – 2.2%
Southeast Energy Authority A Cooperative District Revenue Bonds Series 2025 C (NR/Aa1)(b)(c)
$ 5,000,000	5.000%		05/01/55	$5,236,687
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
2,255,000	5.000		12/01/31	2,368,773

				7,605,460

Alaska – 0.6%
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	5.000		10/01/25	1,006,124
1,000,000	5.000	(a)	10/01/28	1,033,677
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
80,000	5.000		03/01/27	80,086

				2,119,887

Arizona(a) – 0.9%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,285,000	4.000		11/01/39	2,142,615
City of Lake Havasu City AZ Wastewater System Revenue Bonds Refunding Series B (AGM) (AA/A1)
1,095,000	5.000		07/01/40	1,097,684

				3,240,299

Arkansas(a) – 0.4%
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
250,000	2.400		09/01/27	241,308
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
675,000	3.000		11/01/30	642,849
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)
500,000	5.000		10/01/31	521,256

				1,405,413

Colorado – 3.7%
Adams & Weld Counties CO School District No. 27J Brighton GO Bonds Series 2017 (AA/Aa2)(a)
2,055,000	5.000		12/01/42	2,072,740
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000		12/01/36	538,456
Boulder Valley School CO District No. Re-2 Boulder GO Bonds Series 2015 (AA+/Aa1)(a)
3,750,000	5.000		12/01/40	3,751,745
City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750		11/15/41	544,894
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,770,000	5.000		12/01/44	1,754,141

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
$ 250,000	2.125%		05/01/25	$250,000
250,000	2.175		11/01/25	247,445
Grand County CO Certificates of Participation Series 2025 (AA-/NR)(a)
500,000	5.000		12/01/39	539,410
830,000	5.000		12/01/41	879,197
525,000	5.000		12/01/42	551,326
640,000	5.000		12/01/44	662,685
South Suburban Park & Recreation District Certification of Participation Series 2021 (AA-/NR)(a)
1,175,000	4.000		12/15/41	1,139,309

				12,931,348

Connecticut – 0.8%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa3)
330,000	5.000		11/15/27	337,236
450,000	5.000		11/15/28	464,106
450,000	5.000		11/15/29	466,284
385,000	5.000		11/15/30	400,270
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
765,000	1.950		11/15/25	755,589
500,000	2.090		05/15/26	489,108

				2,912,593

Florida – 3.4%
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	654,930
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
535,000	2.000		07/01/27	510,704
495,000	2.050		01/01/28	468,499
515,000	2.100		07/01/28	483,624
520,000	2.125	(a)	01/01/29	484,151
Greater Orlando FL Aviation Authority Revenue Bonds Series 2015 A (AA/Aa2)(a)
2,015,000	5.000		10/01/30	2,017,006
Miami-Dade FL Transit System Revenue Bonds (Refunding) Series 2017 (AA/NR)(a)
2,210,000	4.000		07/01/35	2,210,741
St. Johns County FL School Board Certificates of Participation Series 2024 A (AA/NR)(a)
1,200,000	5.000		07/01/40	1,272,767
Village Community Development District No 10 (Refunding) Series 2023 AGM (AA/NR)(a)
2,570,000	5.000		05/01/41	2,662,447
1,220,000	5.000		05/01/42	1,256,147

				12,021,016

The accompanying notes are an integral part of these financial statements.	25

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Georgia – 3.1%
Cobb County GA Development Authority Revenue Bonds (Refunding) Series 2017 (NR/A1)(a)
$ 3,000,000	5.000%		07/15/40	$3,036,596
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,013,804
Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A/NR)(a)
1,700,000	4.000		02/15/39	1,640,883
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (A+/NR)
500,000	5.000		06/15/30	538,536
500,000	5.000		06/15/31	543,611
600,000	5.000	(a)	06/15/32	646,833
700,000	5.000	(a)	06/15/33	751,639
Municipal Electric Authority of Georgia GA Revenue Bonds (Refunding-Project One Subordinated) Series B BAM (AA/A2)(a)
2,375,000	5.250		01/01/38	2,623,152

				10,795,054

Idaho(a) – 0.3%
County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
1,000,000	5.500		03/01/37	1,089,893

Illinois – 8.0%
Chicago IL Midway International Airport Revenue Bonds (Senior Lien) Series 2024 A (A/NR)
1,000,000	5.000		01/01/34	1,063,333
1,000,000	5.000		01/01/35	1,062,764
Chicago O’Hare International Airport Revenue Bonds Series A (AMT) (A+/NR)(a)
1,000,000	5.250		01/01/41	1,053,973
City of Kankakee IL GO Bonds Taxable Series 2024 (AA/NR)
1,380,000	4.931		12/01/31	1,393,717
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
1,460,000	4.000		12/01/34	1,461,479
Elk Grove Village GO Bonds Series 2017 (AA+/NR)(a)
525,000	5.000		01/01/28	538,377
Governors State University Revenue Bonds (Refunding) Series 2021 (AA/NR)(a)
805,000	4.000		10/01/34	781,486
855,000	4.000		10/01/36	815,370
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000		06/01/42	775,269
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro GO Bonds Series 2024 (AA/NR)(a)
2,525,000	5.000		12/01/37	2,635,961
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	494,143
515,000	4.000		12/15/35	509,426
535,000	4.000		12/15/36	525,088
555,000	4.000		12/15/37	535,770

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
St. Clair County IL School District No. 118 Belleville GO Bonds Series 2025 (BAM) (AA/NR)(a)
$ 1,000,000	5.500%		12/01/37	$1,092,188
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 BAM (AA/A1)(a)
860,000	4.000		12/01/38	831,890
University of Illinois Revenue Bonds (Refunding) Series 2016 A (AGM) (AA/Aa2)(a)
2,000,000	4.000		04/01/35	1,959,402
Village of Bellwood IL GO Bonds Refunding Series 2024 BAM (AA/NR)
1,990,000	5.000		12/01/31	2,147,695
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,000,000	4.000		12/01/34	1,001,750
1,825,000	4.000		12/01/38	1,779,278
Whiteside & Lee Counties Community Unit School District No. 5 Sterling GO Bonds Series A (AA/A1)(a)
690,000	4.000		12/01/33	695,612
660,000	4.000		12/01/34	661,155
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
905,000	5.000		12/30/28	950,178
960,000	5.000		12/30/29	1,018,356
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (AA/NR)(a)
700,000	4.000		12/01/31	709,861
700,000	4.000		12/01/32	706,549
725,000	4.000		12/01/33	728,168

				27,928,238

Indiana – 8.3%
Avon Redevelopment Authority Revenue Bonds Series 2025 (AA/NR)(a)
1,005,000	4.000		02/01/37	991,579
1,050,000	4.000		02/01/38	1,030,423
1,050,000	4.000		02/01/39	1,010,481
Brownsburg 1999 School Building Corp. Revenue Bonds Refunding Notes Series 2022 (AA+/NR)(a)
1,150,000	5.000		01/15/42	1,195,249
Fort Wayne Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (NR/Aa3)(a)
1,935,000	4.000		12/15/36	1,904,396
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series A (A/NR)(a)
585,000	3.000		07/15/33	529,539
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series B (A/NR)(a)
585,000	3.000		07/15/33	529,539
Indiana Finance Authority (Refunding Stadium Projects) Series 2015 A (AA+/Aa2)(a)
1,300,000	5.250		02/01/34	1,303,498
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	841,244
700,000	4.000	(a)	07/01/32	708,875
700,000	4.000	(a)	07/01/36	691,605

26	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana State Finance Authority Revenue Bonds (Refunding-Butler University Project) Series 2024 (A-/NR)(a)
$ 1,435,000	5.000%		02/01/38	$1,502,478
1,505,000	5.000		02/01/39	1,562,355
1,200,000	5.000		02/01/40	1,237,926
Indiana State Finance Authority Revenue Bonds (Refunding-Hendricks Regional Health) Series 2024 (A-/A3)(a)
1,000,000	5.000		03/01/35	1,066,347
1,420,000	5.000		03/01/36	1,504,086
IPS Multi-School Building Corp. Revenue Bonds Series 2022 (Social Bonds) (AA+/NR)(a)
1,200,000	5.250		07/15/40	1,280,867
1,685,000	5.500		07/15/40	1,838,313
Martinsville Redevelopment Authority Series 2021 BAM (AA/NR)(a)
565,000	3.000		08/01/33	519,974
400,000	3.000		08/01/35	357,500
Shelbyville IN Redevelopment Authority Series 2021 (AA-/NR)(a)
910,000	3.000		08/01/30	858,740
485,000	4.000		08/01/32	494,874
Sunman-Dearborn High School Building Corp. Revenue Bonds Series 2024 (AA+/NR)(a)
1,000,000	5.000		07/15/38	1,066,504
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	516,391
500,000	5.000		07/15/32	515,815
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
750,000	5.000		07/15/31	759,999
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
1,625,000	3.000		08/01/33	1,530,703
1,670,000	3.000		08/01/34	1,562,063

				28,911,363

Kansas(a) – 0.6%
Chisholm Creek Utility Authority Revenue Bonds (Cities of Belaire and Park City, Kansas Project) Series 2025 (AGC) (AA/NR)
1,000,000	5.000		09/01/40	1,078,606
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)
1,000,000	5.000		09/01/31	1,034,703

				2,113,309

Kentucky – 4.5%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,780,564
855,000	5.000		07/01/31	901,695
1,275,000	5.000	(a)	07/01/32	1,342,917
Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/Aa3)(a)
1,925,000	4.125		03/01/39	1,897,475

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
Kentucky KY Public Energy Authority Revenue Bonds (Refunding) Series 2025 A (NR/A1)(a)
$ 500,000	5.000%	06/01/28	$515,012
1,000,000	5.000	12/01/28	1,034,010
700,000	5.000	06/01/29	726,415
1,000,000	5.000	12/01/29	1,039,385
Kentucky KY Public Energy Authority Revenue Bonds Series 2024 A (NR/A2)(a)(b)(c)
3,000,000	5.000	05/01/55	3,116,904
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/Aa3)(a)
750,000	5.000	05/01/28	775,921
915,000	5.000	05/01/29	945,135
Kentucky State Property & Building Commission Series 2018 (AA/Aa3)
885,000	5.000	04/01/28	936,084
Owensboro KY GO Bonds Series A (NR/A1)(a)
615,000	5.000	05/01/25	615,000

			15,626,517

Louisiana(a) – 1.4%
City of Shreveport LA GO Bonds Series 2024 (AGC) (AA/Baa2)
500,000	5.000	03/01/36	538,177
500,000	5.000	03/01/37	535,599
825,000	5.000	03/01/38	878,509
Louisiana Correctional Facilities Corp. Revenue Bonds (Louisiana Correctional Institute) Series 2023 (AA-/NR)
695,000	5.000	10/01/35	747,081
545,000	5.000	10/01/36	580,472
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Bossier Parishes Port Project) Series 2023 AGM (AA/NR)
800,000	5.000	04/01/48	819,152
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (A/A3)
800,000	5.000	05/15/30	800,813

			4,899,803

Maine – 1.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 A (A+/A1)(a)
1,150,000	4.000	07/01/37	1,144,859
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
835,000	2.050	11/15/25	824,888
1,000,000	2.100	11/15/26	970,338
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150	11/15/29	770,001
870,000	2.250	11/15/30	785,708
905,000	2.350	11/15/31	799,159
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)(a)
215,000	5.000	01/01/34	215,920
330,000	5.000	01/01/35	331,240

			5,842,113

The accompanying notes are an integral part of these financial statements.	27

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Massachusetts – 1.4%
Massachusetts Development Finance Agency Revenue Bonds (Boston University) Series 2016 BB1 (AA-/Aa3)(a)
$ 3,000,000	5.000%	10/01/46	$3,008,186
Massachusetts Educational Financing Authority Revenue Bonds (Refunding) Series 2024 B (AMT) (AA/NR)
550,000	4.250	07/01/32	540,905
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850	06/01/32	804,255
710,000	1.900	12/01/32	598,573

			4,951,919

Michigan – 5.8%
Gerald R Ford International Airport Authority MI Revenue Bonds Series 2024 (AAA/Aaa)(a)
500,000	5.000	01/01/38	529,464
500,000	5.000	01/01/39	526,475
500,000	5.000	01/01/40	522,115
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
500,000	2.000	05/01/25	500,000
500,000	2.000	05/01/26	490,611
Grand Rapids MI Public Schools GO Bonds Series 2024 (AA/NR)(a)
875,000	5.000	05/01/37	949,070
750,000	5.000	05/01/38	810,110
775,000	5.000	05/01/40	829,428
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000	07/01/30	464,930
495,000	5.000	07/01/32	515,488
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000	07/01/31	396,643
Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000	05/01/31	1,286,649
Michigan Finance Authority Revenue Bonds (Refunding) Series 2016 (A/A2)(a)
5,000,000	5.000	11/15/41	5,023,224
Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)(a)
470,000	2.550	04/01/28	452,656
410,000	2.600	10/01/28	392,263
North Muskegon MI Public Schools MI GO Bonds Series 2024 (AA/NR)(a)
425,000	5.000	05/01/36	466,075
200,000	5.000	05/01/38	216,976
315,000	5.000	05/01/40	336,394
580,000	5.000	05/01/44	607,863
Wayne County MI Airport Authority Revenue Bonds (Refunding) Series 2015 G (A/A1)(a)
2,625,000	5.000	12/01/34	2,631,390
Wayne County MI Airport Authority Revenue Bonds Series 2015 D (A/A1)(a)
2,400,000	5.000	12/01/34	2,405,842

			20,353,666

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Minnesota – 0.4%
Minnesota Higher Education Facilities Authority Revenue Bonds (University Of St. Thomas) Series 2016 8-L (NR/A2)(a)
$ 1,265,000	5.000%		04/01/35	$1,278,469
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
230,000	1.700		07/01/26	222,438

				1,500,907

Mississippi – 2.9%
City of Gulfport MS Revenue Bonds (Memorial Hospital at Gulfport Project) Series 2025 (NR/Baa2)
300,000	5.000		07/01/35	320,794
325,000	5.250	(a)	07/01/36	351,828
375,000	5.250	(a)	07/01/37	404,291
500,000	5.250	(a)	07/01/38	536,373
Mississippi Development Bank Revenue Bonds (Meridian Public School) Series 2023 BAM (AA/A2)(a)
1,500,000	4.000		04/01/37	1,473,536
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000		11/01/29	298,503
400,000	5.000		11/01/30	397,370
500,000	5.000		11/01/31	496,164
400,000	5.000		11/01/32	396,132
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A-/A1)
1,055,000	5.000		10/15/25	1,062,294
Mississippi State Home Corp. Revenue Bonds Series 2022 (NR/Aaa)
720,000	1.800		06/01/30	630,245
690,000	1.850		12/01/30	596,739
1,000,000	1.950	(a)	06/01/31	861,546
Warren MS Certificates of Participation Series 2023 (AA/Aa3)(a)
1,000,000	6.000		09/01/39	1,135,358
1,000,000	6.000		09/01/40	1,127,620

				10,088,793

Missouri – 1.9%
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
3,000,000	5.000		11/15/45	2,958,381
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	860,720
1,825,000	4.000		04/01/29	1,848,584
810,000	4.000		04/01/30	818,534

				6,486,219

Nebraska(a) – 0.0%
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
35,000	3.000		05/15/46	25,547

28	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Jersey – 2.1%
Casino Reinvestment Development Authority, Inc. Revenue Bonds Series B (AGC) (AA/A1)(a)
$ 500,000	5.000%		11/01/35	$547,959
500,000	5.000		11/01/36	544,082
750,000	5.000		11/01/37	809,076
715,000	5.000		11/01/38	765,213
County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	579,588
New Jersey Higher Education Student Assistance Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
2,800,000	5.000		12/01/32	2,934,186
1,000,000	5.000		12/01/33	1,043,434
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
85,000	3.150		06/15/25	84,941

				7,308,479

New Mexico – 1.1%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)(a)
500,000	4.000		06/01/33	501,604
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (NR/Aaa)
775,000	1.900		03/01/31	668,922
520,000	2.050	(a)	03/01/32	455,635
585,000	2.100	(a)	09/01/32	504,768
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)(a)
1,685,000	2.250		06/01/27	1,622,663

				3,753,592

New York(a) – 0.7%
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	781,983
915,000	2.850		12/01/33	794,657
940,000	3.000		12/01/34	808,630

				2,385,270

North Carolina(a) – 0.2%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)
585,000	3.200		01/01/29	577,531

Ohio – 3.7%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
960,000	4.000		12/01/31	964,007
Akron OH GO Bonds (Refunding) (A+/NR)(a)
545,000	5.000		12/01/26	545,704
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)(d)
100,000	4.000		12/01/25	100,382
110,000	5.000		12/01/27	115,030

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
$ 610,000	4.000%		12/01/30	$621,458
675,000	3.000		12/01/33	612,278
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
365,000	2.000		11/15/31	310,090
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	630,287
500,000	4.000		12/01/29	499,692
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa3)(a)
2,245,000	4.000		12/01/36	2,222,551
Ohio Housing Finance Agency Revenue Bonds Series 2025 A (FHLMC/FNMA/GNMA) (NR/Aaa)
500,000	6.000		09/01/31	574,999
Port of Greater Cincinnati Development Authority Revenue Bonds (Refunding) Series 2024 B (A-/A2)(a)
2,305,000	5.000		12/01/36	2,472,694
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A/NR)
365,000	2.000		11/15/31	311,369
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	701,281
Youngstown State OH University Revenue Bonds Series 2025 (BAM) (AA/A2)(a)
505,000	5.000		12/15/36	546,385
535,000	5.000		12/15/37	572,104
1,085,000	5.000		12/15/38	1,153,940

				12,954,251

Oklahoma – 2.8%
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,369,270
1,770,000	4.000	(a)	12/01/30	1,800,233
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	1,981,368
Murray County OKLA Educational Facilities Authority Revenue Bonds (Sulphur Public Schools Project) Series 2022 (A-/NR)(a)
2,580,000	5.000		09/01/42	2,640,210
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (AA/NR)(a)
1,975,000	4.000		07/01/38	1,920,467
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (NR/NR)(a)(d)
25,000	4.000		07/01/38	25,667

				9,737,215

The accompanying notes are an integral part of these financial statements.	29

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – 11.7%
Berwick Area School District GO Bonds Series 2021 (AA/NR)(a)
$ 345,000	3.000%	11/15/34	$314,210
Bucks County Technical School Authority Revenue Bonds Series 2022 (AA/A1)(a)
455,000	4.000	02/15/33	459,219
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000	11/15/26	1,024,169
Chester County PA School Authority Revenue Bonds (Chester County Intermediate Unit Project) Series 2024 (AA/Aa3)(a)
750,000	5.000	04/01/36	802,225
500,000	5.000	04/01/38	530,783
Clarion County Industrial Development Authority Revenue Bonds (Refunding-Clarion University Foundation, Inc.) Series 2025 (BAM) (AA/A1)
530,000	5.000	07/01/31	569,131
555,000	5.000	07/01/32	599,599
580,000	5.000	07/01/33	628,997
460,000	5.000	07/01/34	500,119
Monessen School District PA GO Bonds (Refunding) Series 2025 (BAM) (AA/NR)(a)
660,000	5.000	06/01/35	708,121
805,000	5.000	06/01/39	848,501
845,000	5.000	06/01/40	883,885
Pennsylvania Economic Development Financing Authority Revenue Bonds Series 2020 (A/A2)(a)
3,145,000	4.000	04/15/38	3,015,970
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
500,000	5.000	06/01/26	504,864
525,000	5.000	06/01/27	534,635
525,000	5.000	06/01/28	537,698
535,000	5.000	06/01/29	551,122
425,000	5.000	06/01/30	438,475
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2023 (A/A2)(a)
1,000,000	4.000	05/15/40	942,151
1,000,000	4.000	05/15/41	928,739
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000	08/15/42	454,309
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100	10/01/30	718,970
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/Aa3)
335,000	2.355	12/01/26	327,400
350,000	2.633	12/01/29	330,009
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/Aa3)(a)
3,000,000	5.000	12/01/35	3,130,045
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000	09/01/36	988,605

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pittsburgh Water & Sewer Authority Revenue Bonds Series A (AA/A1)(a)
$ 800,000	5.000%		09/01/40	$855,360
1,750,000	5.000		09/01/41	1,856,093
Ridley School PA District Revenue Bonds Series 2024 B (AA/Aa3)(a)
1,315,000	5.000		11/15/44	1,353,103
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	1,807,501
1,610,000	2.000		09/01/29	1,455,258
Souderton Area PA School District GO Bonds (Refunding) Series 2025 (BAM) (AA/A1)(a)
2,075,000	4.000		09/01/38	2,036,060
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
225,000	5.000		05/01/28	233,284
225,000	5.000		05/01/29	235,570
400,000	5.000		05/01/30	422,304
375,000	5.000		05/01/31	399,117
325,000	4.000	(a)	05/01/32	323,836
325,000	4.000	(a)	05/01/33	322,033
300,000	4.000	(a)	05/01/34	295,395
Steel Valley School District GO Bonds Series 2024 BAM (AA/Aa3)(a)
850,000	5.000		11/01/37	902,447
1,695,000	5.000		11/01/38	1,797,598
650,000	5.000		11/01/39	685,005
840,000	5.000		11/01/40	879,433
885,000	5.000		11/01/41	918,179
Wayne County PA Hospital & Health Facilities Authority Revenue Bonds (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
550,000	4.000		07/01/25	550,216
520,000	4.000		07/01/27	527,724
400,000	5.000	(a)	07/01/28	410,717
500,000	4.000	(a)	07/01/33	498,931
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	645,060

				40,682,175

Rhode Island – 2.4%
Rhode Island Health & Educational Building Corp. Revenue Bonds Series G BAM (AA/Aa3)(a)
1,350,000	5.250		05/15/40	1,460,918
Rhode Island Providence Public Building Authority Revenue Bonds (Capital Improvement Program) Series A (AGC) (AA/A1)(a)
1,100,000	5.250		09/15/40	1,187,281
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
760,000	4.000		11/01/32	766,745
980,000	4.000		11/01/33	985,860
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)(a)
2,025,000	2.100		04/01/32	1,764,295

30	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Rhode Island – (continued)
Rhode Island Student Loan Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
$ 750,000	5.000%		12/01/31	$785,264
500,000	5.000		12/01/32	523,302
750,000	5.000		12/01/33	784,213

				8,257,878

South Carolina – 2.0%
Florence County School District No. 3 Revenue Bonds Series 2025 (NR/A3)
1,020,000	5.000		12/01/31	1,095,885
500,000	5.000		12/01/32	539,418
565,000	5.000		12/01/33	611,373
590,000	5.000		12/01/34	639,228
620,000	5.000	(a)	12/01/35	667,075
1,300,000	5.000	(a)	12/01/36	1,388,819
South Carolina Jobs-Economic Development Authority Revenue Bonds (Wofford College Project) Series 2024 (A-/NR)(a)
2,000,000	5.000		04/01/34	2,159,745

				7,101,543

South Dakota – 1.0%
County of Clay SD G0 Bonds Series 2023 (NR/Aa3)(a)
1,000,000	5.000		12/01/38	1,047,311
Mitchell School SD District No. 17-2 GO Bonds Series 2024 (AA+/NR)(a)
1,745,000	5.000		08/01/38	1,830,276
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
30,000	2.700		05/01/25	30,000
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
605,000	5.000		09/01/25	607,691

				3,515,278

Tennessee – 0.9%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds Series 2024 (A/NR)(a)
500,000	5.250		12/01/40	532,157
800,000	5.250		12/01/41	846,564
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	522,462
600,000	5.000	(a)	07/01/29	622,253
500,000	5.000	(a)	07/01/30	517,684
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	120,180

				3,161,300

Texas – 8.4%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)(a)
1,200,000	5.000		08/15/39	1,283,568
1,000,000	5.000		08/15/40	1,062,670

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
$ 485,000	4.000%		12/01/32	$486,380
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/35	1,001,151
Austin TX Airport System Revenue Bonds Series 2014 (A+/A1)(a)
1,900,000	5.000		11/15/39	1,900,098
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa1)(a)
430,000	5.000		09/01/27	431,954
980,000	5.000		09/01/28	983,932
City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
1,250,000	5.000		11/15/32	1,337,336
City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (AA/NR)(a)
500,000	5.000		09/01/42	516,671
City of Bryan TX Electric System Revenue Bonds (Refunding) Series 2021 (A+/NR)(a)
960,000	4.000		07/01/31	962,244
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,050,042
900,000	5.000		07/01/30	951,038
1,200,000	5.000		07/01/31	1,277,007
Clifton TX Higher Education Finance Corp. Revenue Bonds (Refunding International Leadership Of Texas, Inc.) Series 2024 A (NR/Aaa)(a)
1,175,000	5.000		08/15/34	1,288,936
860,000	5.000		08/15/35	937,964
975,000	5.000		08/15/36	1,057,291
Collin County TX Municipal Utility District No. 2 GO Bonds Series 2024 (BAM) (AA/Baa1)(a)
1,675,000	4.000		09/01/35	1,677,104
Dallas Fort Worth International Airport Revenue Bonds Refunding Series 2023 B (AA-/A1)(a)
1,000,000	5.000		11/01/39	1,071,953
Greater Texoma Utility Authority Revenue Bonds (City Of Sherman Project) Series 2022 (AA/NR)(a)
2,515,000	4.000		10/01/39	2,410,008
Greenville TX Electric System Revenue Bonds Series 2022 (AA/NR)(a)
1,000,000	5.000		02/15/47	1,026,354
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (AA/NR)(a)
970,000	4.000		03/01/33	979,726
Harrisburg Redevelopment Authority Tax Allocation Series 2025 (AGC) (AA/A1)(a)
500,000	5.000		09/01/35	540,391
Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,830,714
Port Freeport TX Revenue Bonds Series 2024 (AMT) (A+/NR)
1,550,000	6.000		06/01/34	1,718,846
1,655,000	4.000	(a)	06/01/35	1,610,672

				29,394,050

The accompanying notes are an integral part of these financial statements.	31

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Utah(a) – 0.1%
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)
$ 500,000	5.000%	07/01/34	$512,649

Vermont – 0.9%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
400,000	5.000	06/15/26	405,207
780,000	5.000	06/15/27	794,547
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AAA/NR)
400,000	5.000	06/15/25	400,458
Vermont Student Assistance Corp Revenue Bonds Series 2021 (A/NR)
400,000	5.000	06/15/29	411,365
455,000	5.000	06/15/30	468,865
475,000	5.000	06/15/31	489,903

			2,970,345

Virginia(a) – 1.0%
Isle of Wight County Economic Development Authority Revenue Bonds (Riverside Health System) Series 2023 (AA/NR)
1,000,000	5.250	07/01/43	1,076,672
Virginia Housing Development Authority Revenue Bonds Series 2023 F (AA+/Aa1)
2,500,000	5.150	11/01/48	2,523,855

			3,600,527

Washington(a) – 1.0%
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A+/A1)
900,000	3.600	06/01/26	900,352
Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/A1)
1,500,000	5.000	05/01/37	1,505,119
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (A/WR)
495,000	5.000	08/15/27	496,720
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A2)
150,000	5.000	10/01/30	155,148
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
290,000	3.450	12/01/30	283,519

			3,340,858

Wisconsin(a) – 2.9%
City of Milwaukee WI GO Bonds (Refunding) Series 2022 (AA/NR)
2,000,000	5.000	04/01/35	2,140,308
City of Milwaukee WI GO Bonds Series 2020 (AA/NR)
2,580,000	4.000	04/01/35	2,538,043

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin(a) – (continued)
Racine Unifield School District GO Bond (Refunding) Series 2025 (AGC) (AA/Aa3)
$ 1,275,000	5.000%	04/01/39	$1,360,669
900,000	5.000	04/01/40	956,589
Tomorrow River School District GO Bonds Series 2022 (AA/NR)
1,910,000	4.000	03/15/41	1,865,879
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)
1,170,000	4.082	07/01/29	1,161,755

			10,023,243

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $345,718,042)			$332,125,541

Shares	Dividend Rate	Value

Investment Company – 4.4%
State Street Institutional US Government Money Market Fund – Premier Class
15,239,079	4.288%	$15,239,079
(Cost $15,239,079)

TOTAL INVESTMENTS – 99.6%
(Cost $360,957,121)		$347,364,620

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,376,762

NET ASSETS – 100.0%		$348,741,382

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Rate shown is that which is in effect on April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(c)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2025.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

32	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Investment Abbreviations:
AGC	—Insuredby Assured Guaranty Corp.
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMT	—AlternativeMinimum Tax
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NR	—NotRated
PSF-GTD	—Guaranteedby Permanent School Fund
Q-SBLF	—QualifiedSchool Bond Loan Fund
WR	—WithdrawnRating

The accompanying notes are an integral part of these financial statements.	33

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 96.8%
Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
$2,000,000	5.000%	12/01/31	$2,100,907

Arizona(a) – 1.1%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A/NR)
2,680,000	4.000	11/01/40	2,491,811

Illinois(a) – 0.4%
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (AA/NR)
500,000	4.000	12/01/34	496,165
500,000	4.000	12/01/35	494,366

			990,531

Indiana(a) – 0.9%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
500,000	3.000	08/01/33	452,272
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue) – Series 2021 (AA+/NR)
1,575,000	3.000	08/01/32	1,502,781

			1,955,053

Missouri – 93.0%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 BAM (AA/NR)(a)
2,000,000	4.000	04/15/43	1,875,290
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000	08/15/28	766,130
825,000	4.000	08/15/30	829,735
555,000	4.000	08/15/31	557,699
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
1,150,000	4.000	03/01/39	1,151,501
1,000,000	4.000	03/01/40	999,053
750,000	4.000	03/01/41	748,458
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	2,068,005
1,655,000	4.000	10/01/34	1,640,127
Brentwood Public Library Certificates of Participation Series 2024 (A+/NR)(a)
1,305,000	5.500	04/01/38	1,403,838
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
750,000	4.000	03/01/37	749,031
City of Blue Springs MO GO Bonds Series 2025 (AA/NR)(a)
750,000	5.000	03/01/37	827,008
1,500,000	5.000	03/01/38	1,646,751
1,000,000	5.000	03/01/39	1,091,292
1,000,000	5.000	03/01/40	1,081,405

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
$1,415,000	4.000%		10/01/36	$1,383,253
City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000		05/01/37	1,180,360
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/WR)(a)
505,000	3.000		10/01/30	483,111
570,000	3.000		10/01/34	516,999
City of Jennings MO Certificates of Participation Series 2021 (NR/NR)(a)
1,095,000	4.000		03/01/31	1,103,840
1,230,000	4.000		03/01/34	1,234,591
750,000	4.000		03/01/37	744,602
530,000	4.000		03/01/40	498,440
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
1,000,000	5.000		04/01/35	1,072,047
760,000	5.000		04/01/36	810,424
1,435,000	5.000		04/01/37	1,524,645
City of Kansas City MO Special Obligation Revenue Bonds Series 2024 (AA-/A1)(a)
1,500,000	5.000		04/01/35	1,658,496
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	934,736
640,000	4.000		05/01/35	647,799
685,000	4.000		05/01/36	690,991
Clinton School District MO GO Bonds (Refunding) Series 2024 A (AA+/NR)(a)
1,860,000	5.000		03/01/41	1,961,175
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	461,845
County of Barry MO Certificate of Participation Series 2023 (NR/A3)
640,000	5.000		10/01/29	662,714
670,000	5.000		10/01/30	694,828
705,000	5.000		10/01/31	730,571
740,000	5.000	(a)	10/01/32	765,012
County of St. Charles MO Special Obligation Revenue Bonds Series 2024 (AA/NR)(a)
1,945,000	4.000		04/01/38	1,908,995
2,025,000	4.000		04/01/39	1,957,346
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
625,000	4.000		03/01/34	625,085
Fort Zumwalt School District GO Bonds (Refunding) Series 2024 (AA+/NR)(a)
1,425,000	5.250		03/01/34	1,576,116
1,115,000	5.250		03/01/35	1,227,659
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	733,936
1,780,000	3.000		12/30/33	1,638,349

34	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
$1,130,000	5.000%	09/01/36	$1,163,462
1,000,000	5.000	09/01/37	1,026,697
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000	03/01/38	892,195
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB-/NR)(a)
3,225,000	5.000	10/01/37	3,138,415
Hazelwood School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000	03/01/42	780,819
Health & Educational Facilities Authority of the State of Missouri (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000	02/15/34	329,090
400,000	4.000	02/15/35	372,744
580,000	4.000	02/15/36	534,956
700,000	4.000	02/15/37	639,447
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series 2025 A (AA/Aa2)
1,040,000	5.000	04/01/38	1,150,072
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Mercy Health) Series A (A+/A1)(a)
500,000	5.500	12/01/41	542,098
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)(a)
500,000	5.000	06/01/34	535,222
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
6,000,000	5.000	11/15/45	5,916,761
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,470,000	3.250	03/01/38	1,340,161
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)(a)
960,000	3.000	04/01/26	955,476
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)(a)
700,000	4.000	05/01/27	705,272
630,000	4.000	05/01/29	632,791
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500	03/01/35	1,065,698
1,000,000	5.500	03/01/36	1,064,454
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000	04/15/28	454,797
575,000	3.250	04/15/30	541,939

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a) – (continued)
$ 550,000	3.300%		04/15/31	$512,537
700,000	3.375		04/15/32	642,208
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	99,399
165,000	4.000	(a)	03/01/31	167,027
180,000	4.000	(a)	03/01/32	181,756
200,000	4.000	(a)	03/01/33	201,498
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
1,220,000	4.000		04/01/35	1,233,598
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	15,031
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2025 (AA+/NR)(a)
1,000,000	5.500		03/01/44	1,069,655
Jefferson County MO Industrial Development Authority Revenue Bonds (Riverview Bend Apartments) Series 2024 (NR/Aaa)
2,200,000	4.450		02/01/43	2,184,669
Jefferson County School District No R-1 Northwest GO Bonds Series 2025 (AA+/NR)(a)
1,185,000	5.250		03/01/44	1,269,169
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A+/NR)(a)
585,000	3.000		04/01/29	568,812
605,000	3.000		04/01/30	585,036
420,000	3.000		04/01/31	404,639
460,000	3.000		04/01/33	428,493
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
1,020,000	2.558		02/15/26	1,006,732
815,000	2.844		02/15/28	786,295
825,000	2.894		02/15/29	785,363
Joplin MO Schools GO Bonds Buildings – Series 2020 (AA+/NR)(a)
1,285,000	3.000		03/01/35	1,165,185
Kansas City MO Industrial Development Authority Airport Special Obligation Revenue Bonds (Kansas City International Airport Terminal Modified Project) Series B (A/A2)
2,540,000	5.000		03/01/28	2,624,587
1,370,000	5.000		03/01/29	1,429,079
1,000,000	5.000	(a)	03/01/32	1,033,380
1,275,000	4.000	(a)	03/01/34	1,261,418
1,000,000	5.000	(a)	03/01/35	1,023,498
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500		09/01/29	2,138,343

The accompanying notes are an integral part of these financial statements.	35

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Lebanon MO Reorganized School District No. R-3 GO Bonds Series 2024 (AA+/NR)(a)
$2,160,000	5.000%		03/01/40	$2,333,506
Liberty Public School District No. 53 GO Bonds Series 2023 (AA/NR)(a)
2,000,000	4.000		03/01/42	1,908,205
Marion & Ralls Counties MO School District No. 60 Hannibal GO Bonds (Refunding – Missouri Direct Deposit Program) Series 2025 (AA+/NR)(a)
575,000	5.875		03/01/37	677,704
1,000,000	5.875		03/01/38	1,173,557
400,000	5.750		03/01/41	454,667
575,000	5.750		03/01/42	648,433
Mineral Area MO Community College District GO Bonds Series 2024 (AGM) (AA/Aa3)(a)
1,940,000	5.000		03/01/34	2,081,101
2,300,000	5.000		03/01/36	2,451,519
Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/A1)(a)
1,000,000	5.250		05/01/36	1,075,908
1,100,000	5.250		05/01/37	1,174,454
Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Dogwood Energy Facility Project) Series 2024 B (AA/A3)(a)
1,775,000	5.000		06/01/36	1,915,389
Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Refunding-Prairie State Project) Series 2025 (NR/A2)(a)
1,000,000	5.000		12/01/39	1,081,307
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	535,948
500,000	5.250		12/01/42	532,255
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	900,638
990,000	4.000	(a)	04/01/32	1,004,474
1,095,000	4.000	(a)	04/01/33	1,106,692
Missouri Rolling Hills Consolidated Library District Certificates of Participation (Library Project) Series 2024 (NR/A2)(a)
1,430,000	4.250		05/01/44	1,321,423
1,275,000	4.500		05/01/49	1,192,054
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
635,000	2.000		04/01/27	612,050
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,440,889
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Southeast MO State University) Series 2019 (A/NR)
2,030,000	5.000		10/01/27	2,105,244

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
$ 670,000	5.000%		09/01/33	$689,717
800,000	5.000		09/01/38	811,924
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000		11/15/35	2,508,148
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Anthonys Medical Center) Series B (A+/NR)(a)
2,000,000	5.000		02/01/45	1,974,697
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(a)
1,375,000	5.000		12/01/31	1,376,142
1,000,000	5.000		12/01/33	1,000,661
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000		06/01/34	974,605
1,100,000	5.000		06/01/37	1,121,614
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000		05/15/33	1,239,064
250,000	4.000		05/15/39	239,123
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(a)
330,000	2.400		11/01/30	298,475
310,000	2.500		05/01/31	280,235
320,000	2.550		11/01/31	287,835
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series C (AA+/NR)(a)
2,990,000	4.050		11/01/39	2,912,075
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series G (GNMA/FNMA/FHLMC) (AA+/NR)
875,000	3.600		05/01/32	866,497
500,000	3.750	(a)	05/01/35	481,924
500,000	3.800	(a)	11/01/35	482,567
500,000	3.850	(a)	05/01/36	477,312
500,000	3.900	(a)	11/01/36	475,624
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)(a)
250,000	3.050		11/01/28	244,228
225,000	3.150		11/01/29	220,352
245,000	3.250		11/01/30	236,490
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000		04/01/39	1,233,124

36	The accompanying notes are an integral part of these financial statements.

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
North Jefferson County MO Ambulance District GO Bonds Series 2022 (AA/NR)(a)
$ 650,000	5.000%	03/01/40	$679,246
North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250	03/01/39	2,156,047
O’Fallon Fire Protection District GO Bonds Series 2023 (NR/Aa2)(a)
510,000	4.000	03/01/38	508,567
530,000	4.000	03/01/39	525,213
575,000	4.000	03/01/41	561,947
600,000	4.000	03/01/42	581,934
Orchard Farm MO R-V School District Certificates of Participation Series 2022 A (A/NR)(a)
2,565,000	5.250	04/01/40	2,631,246
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000	09/01/44	500,509
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000	03/01/36	361,653
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
1,000,000	4.000	03/01/37	978,557
750,000	4.000	03/01/39	713,885
Platte County Reorganized School District No. R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250	03/01/40	2,309,899
Polk County Mo School District No. R-1 GO Bonds (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000	03/01/33	597,454
1,600,000	3.000	03/01/35	1,510,595
Public Water Supply District No. 3 of Franklin County MO Certificate Participation Series 2025 (A+/NR)(a)
1,000,000	5.250	12/01/36	1,075,017
1,055,000	5.250	12/01/37	1,126,058
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150	07/01/27	224,993
410,000	3.450	07/01/32	394,265
Rolla School District No. 31 GO Bonds (Missouri Direct Deposit Program) Series 2023 (AA+/NR)(a)
925,000	5.000	03/01/41	964,935
Saint Louis MO Airport Revenue Bonds (Refunding-St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000	07/01/31	1,592,871
1,355,000	5.000	07/01/32	1,445,433
Saint Louis MO Airport Revenue Bonds (Refunding) Series 2017 C (AA/A1)(a)
3,745,000	5.000	07/01/42	3,781,173
Southeast Missouri State University Revenue Bonds (Refunding) Series 2020 BAM (AA/NR)(a)
1,465,000	4.000	04/01/40	1,390,040
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000	03/01/38	512,998

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
$2,275,000	5.000%		07/01/27	$2,351,154
1,220,000	5.000	(a)	07/01/28	1,250,171
1,400,000	5.000	(a)	07/01/30	1,432,494
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	471,088
475,000	4.000		11/01/35	475,410
815,000	4.000		11/01/36	814,144
845,000	4.000		11/01/37	832,703
920,000	4.000		11/01/38	901,191
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,300,000	2.125		04/01/39	1,722,601
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA/NR)(a)
2,000,000	4.000		12/01/44	1,857,948
St. Charles MO Certificates of Participation Series 2024 (NR/Aa3)(a)
660,000	5.000		02/01/37	715,554
695,000	5.000		02/01/38	749,454
730,000	5.000		02/01/39	780,594
670,000	5.000		02/01/40	712,552
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
2,000,000	4.000		04/01/36	1,941,602
2,515,000	4.000		04/01/37	2,423,832
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	2,776,603
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000		02/15/35	2,598,092
Strafford Fire Protection District GO Bonds Series 2022 BAM (AA/NR)(a)
1,125,000	5.000		03/01/40	1,155,355
Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750		07/01/36	712,213
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A3)(a)
865,000	3.000		06/01/25	863,651
University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
710,000	3.000		04/15/39	598,760
Valley Park Fire Protection District MO GO Bonds (Prerefunded) Series 2019 (NR/NR)(a)(b)
180,000	4.000		03/01/27	183,095
Valley Park Fire Protection District MO GO Bonds (Unrefunded) Series 2019 (AA/NR)(a)
575,000	4.000		03/01/39	550,149

The accompanying notes are an integral part of these financial statements.	37

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)(a)
$ 450,000	4.000%		03/01/35	$449,139
500,000	4.000		03/01/37	496,173
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	445,742
560,000	3.000		03/01/37	491,174
Washington MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
2,400,000	4.000		03/01/38	2,362,132
Waynesville R-VI School District MO Certificate Participation Series 2025 (A/NR)(a)
625,000	5.000		04/15/35	674,272
440,000	5.000		04/15/37	467,639
855,000	5.000		04/15/38	902,965
500,000	5.000		04/15/39	526,024
Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
250,000	5.000		03/01/32	274,204
260,000	5.000		03/01/33	287,024
340,000	5.000	(a)	03/01/34	371,220
360,000	5.000	(a)	03/01/35	391,818
380,000	5.000	(a)	03/01/36	411,378
320,000	5.000	(a)	03/01/37	345,040
600,000	4.000	(a)	03/01/39	566,151
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,800,000	4.000		04/01/33	1,789,725
1,800,000	4.000		04/01/34	1,782,991
Wright City MO GO Bonds Series 2024 (A+/NR)(a)
415,000	4.000		03/01/38	416,390
435,000	4.000		03/01/39	434,870
455,000	4.000		03/01/40	449,718
495,000	4.000		03/01/42	473,565
Wright City R-II School District GO Bonds Series 2022 AGM (AA/NR)(a)
1,055,000	6.000		03/01/34	1,223,151

				213,650,561

North Dakota(a) – 0.0%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
105,000	3.150		01/01/36	92,932

Ohio(a) – 0.5%
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125		12/01/34	556,181
715,000	3.000		12/01/35	627,847

				1,184,028

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $233,324,611)				$222,465,823

Shares	Dividend Rate	Value

Investment Company – 3.6%
State Street Institutional US Government Money Market Fund – Premier Class
8,296,589	4.288%	$8,296,589
(Cost $8,296,589)

TOTAL INVESTMENTS – 100.4%
(Cost $241,621,200)		$230,762,412

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(978,438)

NET ASSETS – 100.0%		$229,783,974

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMT	—AlternativeMinimum Tax
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NR	—Not Rated
WR	—WithdrawnRating

38	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 99.1%
Alabama(a) – 1.0%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding – Noland Health Services Inc.) Series 2021 (A/NR)
$1,000,000	5.000%		12/01/31	$1,050,454

Georgia(a) – 0.7%
University Of GA Milledgeville & Baldwin Development Authority Revenue Bonds (Refunding-State of Georgia University Project) (A+/NR)
745,000	5.000		06/15/34	797,296

Illinois(a) – 2.4%
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,000,378
Westchester Village GO Bonds Series 2021 (BAM) (AA/A2)
1,690,000	4.000		12/01/36	1,670,032

				2,670,410

Indiana – 7.0%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
440,000	4.000		01/15/35	435,787
City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 BAM (AA/NR)(a)
500,000	5.250		08/01/37	531,569
500,000	5.250		08/01/42	519,068
Frankfort Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 BAM (AA/NR)(a)
1,500,000	5.000		08/01/38	1,585,819
Indianapolis Local Public Improvement Bond Bank Revenue Bonds (City Moral Obligation – Subordinate) Series 2023 (AA/NR)(a)
1,750,000	5.250		03/01/43	1,862,826
Northwestern School Building Corp. Revenue Bonds Series 2023 (AA+/NR)(a)
550,000	6.000		07/15/36	617,752
600,000	6.000		07/15/37	670,673
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,471,101

				7,694,595

Kansas – 84.3%
Andover KS GO Bonds Series 2024 A AGM (AA/NR)(a)
1,390,000	4.000		10/01/41	1,293,582
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	582,128
585,000	5.000		09/01/28	616,820
415,000	5.000	(a)	09/01/29	440,645
Atchison County KS Unified School District No. 409 GO Bonds (Refunding) Series 2024 (AA/NR)(a)
920,000	5.000		09/01/36	987,662
Bel Aire KS GO Bond Series 2022 (SP-1+/NR)(a)
2,000,000	3.000		12/01/25	1,991,610

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
$ 800,000	4.000%	10/01/27	$801,971
Blue Valley KS Recreation Commission Certificates of Participation Series 2025 B (AGC) (AA/Aa2)(a)
705,000	5.000	04/01/37	756,295
745,000	5.000	04/01/38	793,786
780,000	5.000	04/01/39	827,554
Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 AGM (AA/NR)(a)
830,000	4.000	09/01/39	794,148
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000	09/01/30	1,010,288
500,000	4.000	09/01/31	502,961
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding – Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000	09/01/26	1,344,524
Chisholm Creek Utility Authority Revenue Bonds (Cities of Belaire and Park City, Kansas Project) Series 2025 (AGC) (AA/NR)(a)
1,000,000	5.000	09/01/38	1,094,729
1,000,000	5.000	09/01/39	1,088,537
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000	12/01/29	607,717
650,000	4.000	12/01/30	656,561
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
650,000	3.000	08/01/32	594,805
Crawford County Unified School District No. 250 Pittsburg GO Bonds Series 2022 (BAM) (AA/A2)(a)
750,000	4.000	09/01/41	738,017
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250	08/01/33	1,463,971
1,000,000	5.000	08/01/44	1,014,862
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950	09/01/32	341,664
Douglas County KS Unified School District No. 348 Baldwin GO Bonds (Refunding) Series 2024 (AA/NR)(a)
1,220,000	5.000	09/01/38	1,280,773
1,280,000	5.000	09/01/39	1,335,803
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series A-2023 AGM (AA/A2)(a)
1,785,000	5.000	09/01/40	1,857,763
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000	09/01/30	1,544,241
Geary County Public Building Commission Revenue Bonds Series 2022 (A+/NR)(a)
1,000,000	5.000	08/01/47	1,002,657

The accompanying notes are an integral part of these financial statements.	39

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Harvey County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
$ 430,000	4.000%	09/01/31	$440,134
450,000	4.000	09/01/32	458,401
Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2023 (AA/NR)(a)
925,000	5.000	09/01/36	982,825
510,000	5.000	09/01/37	539,743
Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2024 (BAM) (AA/NR)(a)
1,495,000	5.000	09/01/42	1,550,388
Independence KS GO Bonds Series 2024 (SP-1+/NR)(a)
2,000,000	4.000	10/01/27	2,000,530
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AA/A1)(a)
1,000,000	5.500	09/01/43	1,054,542
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AA/A1)(a)
585,000	5.500	09/01/33	640,285
620,000	5.500	09/01/34	675,898
655,000	5.500	09/01/35	711,477
500,000	5.500	09/01/38	537,461
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000	09/01/32	1,008,065
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	5.000	09/01/26	1,025,221
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000	09/01/33	1,000,184
Johnson County KS Improvement GO Bonds Series A (AAA/Aaa)(a)
2,000,000	4.000	09/01/34	2,006,050
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000	10/01/36	1,401,478
Johnson County KS Unified School District No. 231 GO Bonds(Refunding-Gardner-Edgerton) Series 2023 (AA-/NR)
750,000	5.000	10/01/30	810,174
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
1,500,000	5.000	10/01/41	1,608,421
785,000	5.000	10/01/42	836,911
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
2,000,000	5.000	09/01/32	2,010,168
525,000	5.000	09/01/33	527,634
1,110,000	5.000	09/01/34	1,115,495
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A1)(a)
1,470,000	4.000	07/01/34	1,488,877
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	1,774,887

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
$2,000,000	4.000%	03/01/31	$1,942,694
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (BBB+/NR)(a)
1,715,000	5.000	07/01/32	1,775,069
1,335,000	4.000	07/01/37	1,262,310
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,171,207
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000	09/01/33	1,057,976
Marion County KS Unified School District No. 410 Durham Etc GO Bonds Series 2024 (AA/NR)(a)
700,000	5.000	09/01/36	761,758
880,000	5.000	09/01/38	950,342
475,000	4.000	09/01/39	451,632
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
200,000	3.000	09/01/39	166,954
380,000	3.000	09/01/40	312,037
320,000	3.000	09/01/41	258,246
Minneola Unified School District No. 219 GO Bonds (Refunding) Series 2023 (AA/NR)(a)
1,315,000	5.000	09/01/34	1,415,580
Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (AA/NR)(a)
750,000	5.000	09/01/43	773,425
Osage County KS GO Bonds (Refunding) Series A (NR/NR)(a)
570,000	3.000	09/01/36	518,922
350,000	3.000	09/01/38	310,780
575,000	3.000	09/01/41	479,033
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000	11/01/32	923,389
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	485,228
1,000,000	4.000	09/01/31	1,000,362
1,065,000	5.000	09/01/32	1,070,984
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
300,000	4.000	09/01/29	303,530
650,000	4.000	09/01/30	656,978
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000	09/01/39	1,492,946
Shawnee County KS Unified School District No. 437 GO Bonds Series 2024 (AAA/Aa2)(a)
1,000,000	5.000	09/01/36	1,108,727
750,000	5.000	09/01/37	828,864
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)(a)
1,250,000	5.000	09/01/32	1,292,043

40	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2015 (AA-/NR)(a)
$2,000,000	5.000%		09/01/45	$2,000,190
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,571,344
1,930,000	5.000	(a)	09/01/48	1,948,477
Wabaunsee County Unified School District No. 330 Mission Valley GO Bonds Series 2022 BAM (AA/NR)(a)
1,000,000	5.500		09/01/42	1,064,701
Washburn University KS Revenue Bonds Series A (Refunding) (AGM) (AA/A1)
515,000	4.000		07/01/27	521,787
555,000	4.000		07/01/29	564,748
Wichita KS GO Bonds (AMT-Airport) Series 2015 (AAA/Aa2)(a)
2,365,000	5.000		12/01/35	2,381,023
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000		09/01/32	1,032,197
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	415,335
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000		09/01/26	1,000,663
1,000,000	4.250		09/01/39	935,869
Wyandotte County Unified School District No. 203 Piper GO (Refunding) Series A (AA/NR)(a)
525,000	5.000		09/01/40	550,096
Wyandotte County Unified School District No. 500 Kansas City GO Bonds Series 2025 (AA/A1)(a)
1,500,000	5.000		09/01/46	1,552,150

				91,880,919

Missouri – 0.3%
City of Independence MO Development Authority Revenue GO Bonds (Refunding) Series 2021 (A-/NR)
335,000	3.000		04/01/27	327,919

Ohio(a) – 0.8%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000		12/01/42	888,820

Texas(a) – 1.6%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)
625,000	5.000		08/15/38	671,659
Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine-Neches Waterway Project) (NR/Aa2)
500,000	5.250		02/15/38	531,132
500,000	5.250		02/15/39	528,034

				1,730,825

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Wisconsin(a) – 1.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
$ 500,000	5.000%	12/01/38	$525,393
500,000	5.000	12/01/39	523,045

			1,048,438

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $112,090,134)			$108,089,676

Shares	Dividend Rate	Value

Investment Company – 0.3%
State Street Institutional US Government Money Market Fund – Premier Class
303,578	4.288%	$303,578
(Cost $303,578)

TOTAL INVESTMENTS – 99.4%
(Cost $112,393,712)		$108,393,254

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		625,079

NET ASSETS – 100.0%		$109,018,333

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates.

Security ratings disclosed, if any, are issued by S&P Global Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insuredby Assured Guaranty Corp.
ATM	—AlternativeMinimum Tax
AGM	—Insuredby Assured Guaranty Municipal Corp.
GO	—GeneralObligation
NR	—Not Rated
PSF-GTD	—Guaranteedby Permanent School Fund

The accompanying notes are an integral part of these financial statements.	41

THE COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	The Growth Fund	The Value Fund	The MidCap Growth Fund
Assets:
Investments at value (identified cost $117,296,199, $207,379,148 and $144,288,491, respectively)	$222,474,914	$240,221,425	$186,178,780
Receivables:
Dividends	54,464	412,486	28,069
Fund shares sold	66,407	135,967	39,375
Other	3,762	4,216	3,270

Total Assets	222,599,547	240,774,094	186,249,494

Liabilities:
Payables:
Fund shares redeemed	91,316	74,448	39,230
Advisory fees	69,861	58,438	73,310
Deferred trustee fees	31,470	36,212	17,079
Administrative fees	24,015	26,784	20,160
Accrued expenses	72,006	123,597	78,297

Total Liabilities	288,668	319,479	228,076

Net Assets:
Paid-in capital	98,385,535	196,289,711	128,266,781
Total distributable earnings	123,925,344	44,164,904	57,754,637

Net Assets	$222,310,879	$240,454,615	$186,021,418

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	4,705,717	7,757,444	4,367,150
Net asset value (net assets/shares outstanding)	$47.24	$31.00	$42.60

42	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2025 (Unaudited)

	The MidCap Value Fund	The Bond Fund	The Short-Term Government Fund
Assets:
Investments at value (identified cost $34,934,642, $1,277,246,549 and $30,698,675, respectively)	$36,244,129	$1,200,074,978	$30,198,210
Cash	—	130,675	—
Receivables:
Interest and dividends	22,070	10,339,313	123,991
Fund shares sold	40	2,635,826	96
Reimbursement from adviser	12,079	—	12,711
Other	—	18,623	414

Total Assets	36,278,318	1,213,199,415	30,335,422

Liabilities:
Payables:
Dividends	—	2,509,891	18,802
Fund shares redeemed	—	610,243	1,611
Advisory fees	11,557	352,979	12,417
Deferred trustee fees	—	211,289	44,321
Administrative fees	3,973	135,371	3,415
Accrued expenses	77,920	287,962	43,759

Total Liabilities	93,450	4,107,735	124,325

Net Assets:
Paid-in capital	33,756,055	1,309,921,996	38,485,907
Total distributable earnings (loss)	2,428,813	(100,830,316)	(8,274,810)

Net Assets	$36,184,868	$1,209,091,680	$30,211,097

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	1,613,820	67,534,352	1,852,451
Net asset value (net assets/shares outstanding)	$22.42	$17.90	$16.31

The accompanying notes are an integral part of these financial statements.	43

THE COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2025 (Unaudited)

	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $360,957,121, $241,621,200 and $112,393,712, respectively)	$347,364,620	$230,762,412	$108,393,254
Receivables:
Interest and dividends	4,502,630	2,229,608	984,541
Fund shares sold	1,814,449	276,477	—
Reimbursement from adviser	—	—	9,175
Other	5,743	3,597	1,734

Total Assets	353,687,442	233,272,094	109,388,704

Liabilities:
Payables:
Dividends	773,701	471,623	225,174
Fund shares redeemed	301,693	562,898	2,077
Investments purchased on an extended settlement basis	3,561,375	2,176,809	—
Advisory fees	99,753	75,796	43,856
Deferred trustee fees	60,897	80,637	27,746
Administrative fees	39,042	25,866	12,386
Accrued expenses	109,599	94,491	59,132

Total Liabilities	4,946,060	3,488,120	370,371

Net Assets:
Paid-in capital	369,781,303	250,128,647	117,790,589
Total distributable earnings (loss)	(21,039,921)	(20,344,673)	(8,772,256)

Net Assets	$348,741,382	$229,783,974	$109,018,333

Shares Outstanding/Net Asset Value:
Total shares outstanding, no par value (unlimited number of shares authorized):	18,999,268	12,623,026	6,049,784
Net asset value (net assets/shares outstanding)	$18.36	$18.20	$18.02

44	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2025 (Unaudited)

	The Growth Fund	The Value Fund	The MidCap Growth Fund
Investment Income:
Dividends	$926,327	$3,879,383	$872,116

Total Investment Income	926,327	3,879,383	872,116

Expenses:
Advisory fees	471,296	386,925	501,093
Administration fees	162,008	177,340	139,023
Professional fees	50,248	55,591	44,603
Custody, accounting and administrative services	41,870	54,719	42,426
Shareholder servicing fees	39,156	127,969	42,766
Transfer Agent fees	30,235	45,154	24,256
Printing and mailing fees	13,094	16,668	13,273
Registration fees	10,661	16,131	10,776
Trustee fees	6,401	7,094	5,964
Other	9,249	10,430	8,513

Total Expenses	834,218	898,021	832,693

Net Investment Income	$92,109	$2,981,362	$39,423

Realized and unrealized gain (loss)
Net realized gain	18,824,316	11,066,542	15,955,388
Net change in unrealized loss	(20,432,203)	(22,996,435)	(17,365,246)

Net realized and unrealized loss	(1,607,887)	(11,929,893)	(1,409,858)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,515,778)	$(8,948,531)	$(1,370,435)

The accompanying notes are an integral part of these financial statements.	45

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2025 (Unaudited)

	The MidCap Value Fund	The Bond Fund	The Short-Term Government Fund
Investment Income:
Interest	$—	$24,969,984	$473,402
Dividends	552,173	452,755	16,612

Total Investment Income	552,173	25,422,739	490,014

Expenses:
Advisory fees	75,772	2,130,811	74,219
Administration fees	26,047	817,384	20,411
Professional fees	14,412	241,905	6,277
Custody, accounting and administrative services	40,985	123,463	46,533
Shareholder servicing fees	79	265,417	5,194
Transfer Agent fees	14,571	33,779	15,742
Printing and mailing fees	5,358	45,093	5,648
Registration fees	19,917	15,551	9,653
Trustee fees	2,141	28,085	721
Amortization of offering costs	3,518	—	—
Other	6,396	39,828	2,561

Total Expenses	209,196	3,741,316	186,959
Less — expense reductions	(77,108)	—	(86,021)

Net Expenses	132,088	3,741,316	100,938

Net Investment Income	$420,085	$21,681,423	$389,076

Realized and unrealized gain (loss)
Net realized gain (loss)	1,084,683	(1,622,837)	—
Net change in unrealized gain (loss)	(4,018,083)	7,136,682	453,542

Net realized and unrealized gain (loss)	(2,933,400)	5,513,845	453,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,513,315)	$27,195,268	$842,618

46	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2025 (Unaudited)

	The National Tax-Free Intermediate Bond Fund	The Missouri Tax-Free Intermediate Bond Fund	The Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$5,668,592	$3,593,399	$1,797,811
Dividends	292,096	97,806	19,963

Total Investment Income	5,960,688	3,691,205	1,817,774

Expenses:
Advisory fees	615,380	461,889	273,513
Administration fees	243,000	158,580	78,230
Professional fees	76,473	50,054	24,912
Custody, accounting and administrative services	70,826	52,567	43,912
Shareholder servicing fees	9,233	13,235	8,651
Transfer Agent fees	19,510	19,058	16,566
Printing and mailing fees	15,996	12,243	8,331
Registration fees	13,184	12,755	10,480
Trustee fees	9,268	6,026	2,994
Other	13,577	9,410	5,405

Total Expenses	1,086,447	795,817	472,994
Less — expense reductions	—	—	(74,735)

Net Expenses	1,086,447	795,817	398,259

Net Investment Income	$4,874,241	$2,895,388	$1,419,515

Realized and unrealized gain (loss)
Net realized loss	(746,946)	(629,542)	(223,239)
Net change in unrealized loss	(3,430,470)	(2,523,980)	(1,280,684)

Net realized and unrealized loss	(4,177,416)	(3,153,522)	(1,503,923)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$696,825	$(258,134)	$(84,408)

The accompanying notes are an integral part of these financial statements.	47

THE COMMERCE FUNDS

Statements of Changes in Net Assets

	The Growth Fund		The Value Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
From Operations:
Net investment income	$92,109	$272,035	$2,981,362	$6,712,120
Net realized gain	18,824,316	24,156,459	11,066,542	14,763,919
Net change in unrealized gain (loss)	(20,432,203)	54,913,637	(22,996,435)	40,396,183

Net increase (decrease) in net assets from operations	(1,515,778)	79,342,131	(8,948,531)	61,872,222

Distributions to Shareholders:
From distributable earnings	(24,472,210)	(10,062,498)	(17,939,193)	(14,174,780)

From Share Transactions:
Proceeds from sales of shares	13,452,840	40,524,142	13,487,498	44,754,515
Reinvestment of distributions	7,282,127	2,644,079	6,712,650	6,054,442
Cost of shares redeemed	(13,046,659)	(74,538,690)	(23,932,891)	(71,874,293)

Net increase (decrease) in net assets resulting from share transactions	7,688,308	(31,370,469)	(3,732,743)	(21,065,336)

TOTAL INCREASE (DECREASE)	(18,299,680)	37,909,164	(30,620,467)	26,632,106

Net Assets:
Beginning of period	240,610,559	202,701,395	271,075,082	244,442,976
End of period	$222,310,879	$240,610,559	$240,454,615	$271,075,082

48	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The MidCap Growth Fund		The MidCap Value Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period Ended October 31, 2024(a)
From Operations:
Net investment income	$39,423	$194,191	$420,085	$718,223
Net realized gain	15,955,388	21,139,996	1,084,683	1,550,833
Net change in unrealized gain (loss)	(17,365,246)	30,371,691	(4,018,083)	5,327,570

Net increase (decrease) in net assets from operations	(1,370,435)	51,705,878	(2,513,315)	7,596,626

Distributions to Shareholders:
From distributable earnings	(21,299,639)	(14,721,469)	(2,039,977)	(713,823)

From Share Transactions:
Proceeds from sales of shares	10,240,832	22,088,176	1,974,320	33,751,127
Reinvestment of distributions	6,212,017	3,683,999	5,966	544
Cost of shares redeemed	(20,769,803)	(55,341,404)	(122,164)	(1,754,436)

Net increase (decrease) in net assets resulting from share transactions	(4,316,954)	(29,569,229)	1,858,122	31,997,235

TOTAL INCREASE (DECREASE)	(26,987,028)	7,415,180	(2,695,170)	38,880,038

Net Assets:
Beginning of period	213,008,446	205,593,266	38,880,038	—
End of period	$186,021,418	$213,008,446	$36,184,868	$38,880,038

(a)	Commenced operations on November 13, 2023.

The accompanying notes are an integral part of these financial statements.	49

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Bond Fund		The Short-Term Government Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
From Operations:
Net investment income	$21,681,423	$38,297,912	$389,076	$724,580
Net realized gain (loss)	(1,622,837)	(8,087,356)	—	(827,936)
Net change in unrealized gain	7,136,682	85,019,440	453,542	2,044,514

Net increase in net assets from operations	27,195,268	115,229,996	842,618	1,941,158

Distributions to Shareholders:
From distributable earnings	(21,613,863)	(38,854,228)	(335,204)	(687,254)

From Share Transactions:
Proceeds from sales of shares	118,493,740	240,409,309	1,181,820	3,458,982
Reinvestment of distributions	6,797,451	11,765,193	216,639	474,939
Cost of shares redeemed	(111,098,001)	(183,047,041)	(1,505,877)	(6,559,205)

Net increase (decrease) in net assets resulting from share transactions	14,193,190	69,127,461	(107,418)	(2,625,284)

TOTAL INCREASE (DECREASE)	19,774,595	145,503,229	399,996	(1,371,380)

Net Assets:
Beginning of period	1,189,317,085	1,043,813,856	29,811,101	31,182,481
End of period	$1,209,091,680	$1,189,317,085	$30,211,097	$29,811,101

50	The accompanying notes are an integral part of these financial statements.

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The National Tax-Free Intermediate Bond Fund		The Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
From Operations:
Net investment income	$4,874,241	$9,129,948	$2,895,388	$5,577,926
Net realized loss	(746,946)	(4,384,423)	(629,542)	(2,833,454)
Net change in unrealized gain (loss)	(3,430,470)	26,251,783	(2,523,980)	18,945,752

Net increase (decrease) in net assets from operations	696,825	30,997,308	(258,134)	21,690,224

Distributions to Shareholders:
From distributable earnings	(4,883,249)	(9,094,454)	(2,916,711)	(5,572,583)

From Share Transactions:
Proceeds from sales of shares	32,622,970	77,626,801	28,759,913	51,413,847
Reinvestment of distributions	290,621	539,220	248,476	558,485
Cost of shares redeemed	(49,411,299)	(76,656,776)	(34,659,929)	(77,843,776)

Net increase (decrease) in net assets resulting from share transactions	(16,497,708)	1,509,245	(5,651,540)	(25,871,444)

TOTAL INCREASE (DECREASE)	(20,684,132)	23,412,099	(8,826,385)	(9,753,803)

Net Assets:
Beginning of period	369,425,514	346,013,415	238,610,359	248,364,162
End of period	$348,741,382	$369,425,514	$229,783,974	$238,610,359

The accompanying notes are an integral part of these financial statements.	51

THE COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	The Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
From Operations:
Net investment income	$1,419,515	$2,820,409
Net realized loss	(223,239)	(1,277,009)
Net change in unrealized gain (loss)	(1,280,684)	8,668,643

Net increase (decrease) in net assets from operations	(84,408)	10,212,043

Distributions to Shareholders:
From distributable earnings	(1,423,848)	(2,820,482)

From Share Transactions:
Proceeds from sales of shares	4,276,126	19,675,485
Reinvestment of distributions	65,756	166,191
Cost of shares redeemed	(12,046,477)	(33,206,405)

Net decrease in net assets resulting from share transactions	(7,704,595)	(13,364,729)

TOTAL DECREASE	(9,212,851)	(5,973,168)

Net Assets:
Beginning of period	118,231,184	124,204,352
End of period	$109,018,333	$118,231,184

52	The accompanying notes are an integral part of these financial statements.

THE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	The Growth Fund
	Six Month Ended April 30, 2025 (Unaudited)		Year Ended October 31
			2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of period	$52.75		$39.19	$36.54	$56.39	$42.32	$37.43

Net investment income(a)	0.02		0.06	0.11	0.09	0.07	0.15

Net realized and unrealized gain (loss)	(0.15)		15.45	4.91	(9.74)	15.90	6.95

Total from investment operations	(0.13)		15.51	5.02	(9.65)	15.97	7.10

Distributions to shareholders from net investment income	(0.06)		(0.12)	(0.08)	(0.08)	(0.15)	(0.19)

Distributions to shareholders from net realized gains	(5.32)		(1.83)	(2.29)	(10.12)	(1.75)	(2.02)

Total distributions	(5.38)		(1.95)	(2.37)	(10.20)	(1.90)	(2.21)

Net asset value, end of period	$47.24		$52.75	$39.19	$36.54	$56.39	$42.32

Total return(b)	(1.24)%		40.89%	14.59%	(20.81)%	38.86%	19.89%

Net assets, end of period (in 000s)	$222,311		$240,611	$202,701	$175,127	$235,663	$210,702

Ratio of net expenses to average net assets(d)	0.71	%(c)	0.73%	0.71%	0.74%	0.68%	0.71%

Ratio of total expenses to average net assets(d)	0.71	%(c)	0.73%	0.71%	0.74%	0.68%	0.71%

Ratio of net investment income to average net assets(d)	0.08	%(c)	0.12%	0.29%	0.23%	0.14%	0.38%

Portfolio turnover rate	13%		31%	41%	36%	39%	37%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	53

THE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Value Fund
	Six Month Ended April 30, 2025 (Unaudited)		Year Ended October 31
			2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of period	$34.42		$28.73	$33.64	$36.21	$26.84	$31.50

Net investment income(a)	0.38		0.81	0.84	0.89	0.82	0.84

Net realized and unrealized gain (loss)	(1.51)		6.58	(3.03)	(1.52)	9.34	(3.14)

Total from investment operations	(1.13)		7.39	(2.19)	(0.63)	10.16	(2.30)

Distributions to shareholders from net investment income	(0.40)		(0.75)	(0.92)	(0.90)	(0.79)	(0.82)

Distributions to shareholders from net realized gains	(1.89)		(0.95)	(1.80)	(1.04)	—	(1.54)

Total distributions	(2.29)		(1.70)	(2.72)	(1.94)	(0.79)	(2.36)

Net asset value, end of period	$31.00		$34.42	$28.73	$33.64	$36.21	$26.84

Total return(b)	(3.72)%		26.48%	(7.21)%	(1.74)%	38.10%	(7.69)%

Net assets, end of period (in 000s)	$240,455		$271,075	$244,443	$305,249	$346,369	$242,146

Ratio of net expenses to average net assets(d)	0.70	%(c)	0.70%	0.70%	0.68%	0.66%	0.70%

Ratio of total expenses to average net assets(d)	0.70	%(c)	0.70%	0.70%	0.68%	0.66%	0.71%

Ratio of net investment income to average net assets(d)	2.31	%(c)	2.49%	2.64%	2.56%	2.44%	2.99%

Portfolio turnover rate	24%		46%	46%	34%	29%	54%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

54	The accompanying notes are an integral part of these financial statements.

THE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The MidCap Growth Fund
	Six Month Ended April 30, 2025 (Unaudited)		Year Ended October 31
			2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of period	$47.53		$39.98	$40.20	$59.47	$46.51	$43.88

Net investment income(a)	0.01		0.04	0.13	0.07	0.06	0.11 (b)

Net realized and unrealized gain (loss)	(0.17)		10.45	0.44	(9.55)	15.06	5.36

Total from investment operations	(0.16)		10.49	0.57	(9.48)	15.12	5.47

Distributions to shareholders from net investment income	(0.04)		(0.14)	(0.10)	(0.05)	(0.10)	(0.14)

Distributions to shareholders from net realized gains	(4.73)		(2.80)	(0.69)	(9.74)	(2.06)	(2.70)

Total distributions	(4.77)		(2.94)	(0.79)	(9.79)	(2.16)	(2.84)

Net asset value, end of period	$42.60		$47.53	$39.98	$40.20	$59.47	$46.51

Total return(c)	(1.26)%		27.32%	1.40%	(18.58)%	33.46%	13.08%

Net assets, end of period (in 000s)	$186,021		$213,008	$205,593	$215,768	$316,815	$294,328

Ratio of net expenses to average net assets(e)	0.82	%(d)	0.83%	0.79%	0.77%	0.72%	0.77%

Ratio of total expenses to average net assets(e)	0.82	%(d)	0.83%	0.79%	0.77%	0.72%	0.77%

Ratio of net investment income to average net assets(e)	0.04	%(d)	0.09%	0.32%	0.15%	0.10%	0.26%

Portfolio turnover rate	31%		60%	53%	63%	36%	69%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Reflects income recognized from non-recurring special dividends which amounted to $0.06 per share and 0.13% of average net assets.

(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

(e)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	55

THE MIDCAP VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The MidCap Value Fund
	Six Month Ended April 30, 2025 (Unaudited)		Period Ended October 31, 2024(a)
Per Share Data

Net asset value, beginning of period	$25.28		$20.00

Net investment income(b)	0.27		0.49

Net realized and unrealized gain (loss)	(1.83)		5.24

Total from investment operations	(1.56)		5.73

Distributions to shareholders from net investment income	(0.31)		(0.45)

Distributions to shareholders from net realized gains	(0.99)		—

Total distributions	(1.30)		(0.45)

Net asset value, end of period	$22.42		$25.28

Total return(c)	(6.64)%		28.82%

Net assets, end of period (in 000s)	$36,185		$38,880

Ratio of net expenses to average net assets(e)	0.70	%(d)	0.70	%(d)

Ratio of total expenses to average net assets(e)	1.10	%(d)	1.51	%(d)

Ratio of net investment income to average net assets(e)	2.22	%(d)	2.09	%(d)

Portfolio turnover rate	26%		51%

(a)	Commenced operations on November 13, 2023.

(b)	Calculated based on the average shares outstanding methodology.

(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

(e)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

56	The accompanying notes are an integral part of these financial statements.

THE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Bond Fund
	Six Month Ended April 30, 2025 (Unaudited)		Year Ended October 31
			2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of period	$17.82		$16.60	$16.91	$20.65	$20.85	$20.46

Net investment income(a)	0.32		0.59	0.55	0.47	0.46	0.53

Net realized and unrealized gain (loss)	0.08		1.23	(0.29)	(3.59)	(0.13)	0.44

Total from investment operations	0.40		1.82	0.26	(3.12)	0.33	0.97

Distributions to shareholders from net investment income	(0.32)		(0.60)	(0.57)	(0.52)	(0.53)	(0.58)

Distributions to shareholders from net realized gains	—		—	—	(0.10)	—	—

Total distributions	(0.32)		(0.60)	(0.57)	(0.62)	(0.53)	(0.58)

Net asset value, end of period	$17.90		$17.82	$16.60	$16.91	$20.65	$20.85

Total return(b)	2.27%		11.05%	1.48%	(15.39)%	1.60%	4.82%

Net assets, end of period (in 000s)	$1,209,092		$1,189,317	$1,043,814	$993,905	$1,233,445	$1,276,727

Ratio of net expenses to average net assets(d)	0.63	%(c)	0.66%	0.66%	0.64%	0.60%	0.61%

Ratio of total expenses to average net assets(d)	0.63	%(c)	0.66%	0.66%	0.64%	0.60%	0.61%

Ratio of net investment income to average net assets(d)	3.65	%(c)	3.35%	3.14%	2.50%	2.20%	2.55%

Portfolio turnover rate	7%		17%	15%	19%	25%	20%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	57

THE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Short-Term Government Fund
	Six Month Ended April 30, 2025 (Unaudited)		Year Ended October 31
			2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of period	$16.03		$15.40	$15.36	$16.85	$17.25	$17.14

Net investment income(a)	0.21		0.37	0.30	0.19	0.15	0.23

Net realized and unrealized gain (loss)	0.25		0.61	0.05	(1.45)	(0.24)	0.23

Total from investment operations	0.46		0.98	0.35	(1.26)	(0.09)	0.46

Distributions to shareholders from net investment income	(0.18)		(0.35)	(0.31)	(0.23)	(0.30)	(0.35)

Return of capital	—		—	—	—	(0.01)	—

Total distributions	(0.18)		(0.35)	(0.31)	(0.23)	(0.31)	(0.35)

Net asset value, end of period	$16.31		$16.03	$15.40	$15.36	$16.85	$17.25

Total return(b)	2.89%		6.41%	2.34%	(7.52)%	(0.56)%	2.73%

Net assets, end of period (in 000s)	$30,211		$29,811	$31,182	$54,192	$61,794	$68,372

Ratio of net expenses to average net assets(d)	0.68	%(c)	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of total expenses to average net assets(d)	1.26	%(c)	1.22%	1.10%	1.00%	1.03%	1.05%

Ratio of net investment income to average net assets(d)	2.62	%(c)	2.34%	1.96%	1.17%	0.90%	1.33%

Portfolio turnover rate	21%		18%	11%	22%	38%	64%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

58	The accompanying notes are an integral part of these financial statements.

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The National Tax-Free Intermediate Bond Fund
	Six Month Ended April 30, 2025 (Unaudited)		Year Ended October 31
			2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of period	$18.57		$17.46	$17.70	$20.30	$20.45	$20.13

Net investment income(a)	0.25		0.46	0.38	0.31	0.31	0.37

Net realized and unrealized gain (loss)	(0.21)		1.11	(0.21)	(2.42)	(0.10)	0.39

Total from investment operations	0.04		1.57	0.17	(2.11)	0.21	0.76

Distributions to shareholders from net investment income	(0.25)		(0.46)	(0.38)	(0.31)	(0.32)	(0.37)

Distributions to shareholders from net realized gains	—		—	(0.03)	(0.18)	(0.04)	(0.07)

Total distributions	(0.25)		(0.46)	(0.41)	(0.49)	(0.36)	(0.44)

Net asset value, end of period	$18.36		$18.57	$17.46	$17.70	$20.30	$20.45

Total return(b)	0.23%		8.99%	0.90%	(10.56)%	1.01%	3.82%

Net assets, end of period (in 000s)	$348,741		$369,426	$346,013	$380,286	$461,668	$459,387

Ratio of net expenses to average net assets(d)	0.61	%(c)	0.63%	0.62%	0.59%	0.57%	0.58%

Ratio of total expenses to average net assets(d)	0.61	%(c)	0.63%	0.62%	0.59%	0.57%	0.58%

Ratio of net investment income to average net assets(d)	2.76	%(c)	2.46%	2.09%	1.63%	1.52%	1.81%

Portfolio turnover rate	13%		39%	16%	26%	28%	19%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	59

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Missouri Tax-Free Intermediate Bond Fund
	Six Month Ended April 30, 2025 (Unaudited)		Year Ended October 31
			2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of period	$18.45		$17.33	$17.58	$19.98	$20.12	$19.89

Net investment income(a)	0.23		0.42	0.39	0.35	0.36	0.38

Net realized and unrealized gain (loss)	(0.25)		1.12	(0.25)	(2.40)	(0.14)	0.23

Total from investment operations	(0.02)		1.54	0.14	(2.05)	0.22	0.61

Distributions to shareholders from net investment income	(0.23)		(0.42)	(0.39)	(0.35)	(0.36)	(0.38)

Net asset value, end of period	$18.20		$18.45	$17.33	$17.58	$19.98	$20.12

Total return(b)	(0.11)%		8.89%	0.70%	(10.37)%	1.07%	3.10%

Net assets, end of period (in 000s)	$229,784		$238,610	$248,364	$312,838	$384,681	$382,640

Ratio of net expenses to average net assets(d)	0.69	%(c)	0.70%	0.68%	0.63%	0.60%	0.62%

Ratio of total expenses to average net assets(d)	0.69	%(c)	0.70%	0.68%	0.63%	0.60%	0.62%

Ratio of net investment income to average net assets(d)	2.51	%(c)	2.26%	2.13%	1.84%	1.77%	1.91%

Portfolio turnover rate	9%		29%	11%	19%	15%	13%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

60	The accompanying notes are an integral part of these financial statements.

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	The Kansas Tax-Free Intermediate Bond Fund
	Six Month Ended April 30, 2025 (Unaudited)		Year Ended October 31
			2024	2023	2022	2021	2020
Per Share Data

Net asset value, beginning of period	$18.26		$17.24	$17.48	$19.94	$20.11	$19.77

Net investment income(a)	0.23		0.42	0.36	0.32	0.30	0.36

Net realized and unrealized gain (loss)	(0.24)		1.02	(0.24)	(2.46)	(0.17)	0.34

Total from investment operations	(0.01)		1.44	0.12	(2.14)	0.13	0.70

Distributions to shareholders from net investment income	(0.23)		(0.42)	(0.36)	(0.32)	(0.30)	(0.36)

Net asset value, end of period	$18.02		$18.26	$17.24	$17.48	$19.94	$20.11

Total return(b)	(0.08)%		8.38%	0.63%	(10.82)%	0.64%	3.54%

Net assets, end of period (in 000s)	$109,018		$118,231	$124,204	$148,837	$177,918	$182,352

Ratio of net expenses to average net assets(d)	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of total expenses to average net assets(d)	0.83	%(c)	0.83%	0.77%	0.76%	0.72%	0.75%

Ratio of net investment income to average net assets(d)	2.50	%(c)	2.30%	2.00%	1.71%	1.49%	1.79%

Portfolio turnover rate	6%		28%	22%	12%	13%	16%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.	61

THE COMMERCE FUNDS

Notes to Financial Statements

April 30, 2025 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act” or “1940 Act”), as an open-end, management investment company. The Trust consists of nine portfolios. The Growth Fund, Value Fund, MidCap Growth Fund, MidCap Value Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund (each, individually, a “Fund” and collectively, the “Funds”). Each of the Funds offers one class of shares (the “Shares”). Each Fund is classified as a diversified open-end management investment company, except the Growth Fund, which is classified as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — Each Fund’s investments are valued based on market value, or where market quotations or pricing service prices are not readily available, based on fair value calculated according to procedures adopted by the Board of Trustees. A Fund may also fair value price if the value of a security it holds has been materially affected by significant events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded.

B. Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual when the issuer resumes interest payments or when collect-ability of interest is probable.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D. Offering Costs — Offering costs paid in connection with the initial offering of shares of MidCap Value Fund have been amortized on a straight-line basis over 12 months from the date of commencement of operations.

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies

THE COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

(mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid

Value and MidCap Value	Quarterly	Quarterly	Annually	Annually

Growth and MidCap Growth	Annually	Annually	Annually	Annually

Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Segment Reporting — The Funds have adopted the Financial Accounting Standards Board Accounting Standards Update 2023-07 — Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds’ financial position or results of their operations. Each Fund represents a single operating segment. The Adviser acts as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation with respect to the Funds. The CODM monitors each Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined on the lowest level input that is significant to the fair value measurement in its entirety. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements intended to provide the Trust’s Board of Trustees the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has approved valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature. There is no collateral held as of April 30, 2025.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2025:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$213,536,336	$—	$—
Exchange Traded Fund	8,428,834	—	—
Investment Company	509,744	—	—

Total	$222,474,914	$—	$—
VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$234,946,147	$—	$—
Exchange Traded Fund	4,556,750	—	—
Investment Company	718,528	—	—

Total	$240,221,425	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$183,158,413	$—	$—
Exchange Traded Fund	2,733,877	—	—
Investment Company	286,490	—	—

Total	$186,178,780	$—	$—

MIDCAP VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$34,209,446	$—	$—
Exchange Traded Fund	1,104,750	—	—
Investment Company	929,933	—	—

Total	$36,244,129	$—	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$139,074,555	$—
Municipal Bond Obligations	—	85,340,037	—
Mortgage-Backed Obligations	—	282,504,930	—
Corporate Obligations	—	457,155,559	—
U.S. Treasury Obligations	222,255,296	2,269,456	—
Exchange Traded Fund	2,527,000	—	—
Investment Company	8,948,145	—	—

Total	$233,730,441	$966,344,537	$—

THE COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$338,276	$—
Mortgage-Backed Obligations	—	12,889,865	—
U.S. Treasury Obligations	13,852,477	2,512,575	—
Investment Company	605,017	—	—

Total	$14,457,494	$15,740,716	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$332,125,541	$—
Investment Company	15,239,079	—	—

Total	$15,239,079	$332,125,541	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$222,465,823	$—
Investment Company	8,296,589	—	—

Total	$8,296,589	$222,465,823	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$108,089,676	$—
Investment Company	303,578	—	—

Total	$303,578	$108,089,676	$—

For further information regarding security characteristics, see the Schedule of Investments.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2025 (Unaudited)

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A. Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	In excess of $200 million

Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	In excess of $700 million

Bond	0.50%	0.35%	0.25%
	First $200 million		In excess of $200 million

MidCap Growth	0.50%		0.40%
	First $200 million		In excess of $200 million

MidCap Value	0.40%		0.30%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the six months ended April 30, 2025, the effective advisory fees were 0.40%, 0.30%, 0.50%, 0.40%, 0.36%, 0.50%, 0.35%, 0.40% and 0.48%, for the Growth, Value, MidCap Growth, MidCap Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B. Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”) and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.1375% of 1% of each Fund’s average daily net assets, allocated as follows: (1) for each Fund, Commerce is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.12% of 1% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive an administrative fee payable on the last day of each month at the annual rate of 0.0175% of 1% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C. Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

THE COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

D. Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses, excluding any acquired fund fees and expenses as calculated pursuant to Form N-1A, for all Funds (except The MidCap Growth Fund) so that after such waivers and/or reimbursements, the maximum total operating expense ratios of the Funds on an annualized basis shall not exceed 1.00%, 0.70%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of The Growth, Value, MidCap Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2026. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six months ended April 30, 2025.

Pursuant to the Amended and Restated Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as broker-dealers, banks, trust companies, employee benefit plan representatives, other financial institutions, or industry professionals (“Service Organizations”), under which they will render shareholder administration support services. Servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Certain shareholder agreements entered into before November 17, 2015 may provide for payments of up to 0.25% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by customers and held by a Service Organization.

E. Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the compensation earned by the Trustees’ for their services as Trustees. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2025 (Unaudited)

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2025, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)

Growth	$—	$31,554,245	$—	$48,035,557

Value	—	61,659,120	—	80,038,639

MidCap Growth	—	63,730,322	—	88,346,749

MidCap Value	—	9,811,534	—	10,267,383

Bond	55,366,361	56,121,451	20,923,774	66,587,591

Short-Term Government	4,412,898	699,997	5,633,286	376,288

National Tax-Free Intermediate Bond	—	45,351,931	—	70,365,664

Missouri Tax-Free Intermediate Bond	—	21,545,381	—	32,903,794

Kansas Tax-Free Intermediate Bond	—	6,251,196	—	12,099,843

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Perpetual Short-term	$(301,966)	$(605,135)	$(776,774)	$(1,966,175)	$(145,461)
Perpetual Long-term	(16,583,812)	(7,268,107)	(6,491,009)	(7,038,984)	(4,465,885)
Total capital loss carryforwards:	$(16,885,778)	$(7,873,242)	$(7,267,783)	$(9,005,159)	$(4,611,346)

	Growth	Value	MidCap Growth	MidCap Value	Bond
Timing differences (Dividends Payable, Real Estate investment trusts, deferred trustees’ fees)	$(32,642)	$(47,895)	$(22,299)	$(7,652)	$(2,651,937)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Timing differences (Dividends Payable, deferred trustees’ fees)	$(40,987)	$(811,037)	$(486,596)	$(251,365)

THE COMMERCE FUNDS

6. TAX INFORMATION (continued)

As of April 30, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	MidCap Value	Bond
Tax Cost	$117,392,577	$207,401,727	$144,288,499	$34,934,642	$1,281,681,886
Gross unrealized gain	107,873,136	41,587,280	49,467,431	3,418,379	14,163,030
Gross unrealized loss	(2,790,799)	(8,767,582)	(7,577,150)	(2,108,892)	(95,769,938)
Net unrealized security gain (loss)	$105,082,337	$32,819,698	$41,890,281	$1,309,487	$(81,606,908)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$30,605,727	$360,869,634	$241,588,263	$112,393,017
Gross unrealized gain	333,034	420,055	187,554	82,806
Gross unrealized loss	(740,551)	(13,925,069)	(11,013,405)	(4,082,569)
Net unrealized security loss	$(407,517)	$(13,505,014)	$(10,825,851)	$(3,999,763)

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by federal and certain state authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund (together, the “Fixed Income Funds”), are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s ability or willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk — The Fixed Income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance. Declines in interest rate levels could cause a Fund’s earnings to fall below the Fund’s

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2025 (Unaudited)

7. OTHER RISKS (continued)

expense ratio, resulting in a negative yield and a decline in the Fund’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each Fixed Income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income Funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as financial institution failures, war, terrorism, trade disputes, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risks associated with investing in equity securities of mid-cap companies. The MidCap Growth and MidCap Value Funds are also subject to the risks of investing in small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s NAV may be subject to rapid and substantial changes.

THE COMMERCE FUNDS

7. OTHER RISKS (continued)

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

Portfolio Concentration Risk — Under normal conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its net assets plus any borrowings for investments purposes (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their net assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of such Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth and MidCap Growth Funds may invest a significant amount of their assets in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund and MidCap Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth and MidCap Value Funds concentrate in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities and may also purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions, or programming flaws, among others. Results generated by such models may be impaired by errors in human judgment, data imprecision, software or

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2025 (Unaudited)

7. OTHER RISKS (continued)

other technology system malfunctions. The quantitative models used by the Adviser to manage The Growth, Value, MidCap Growth and MidCap Value Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	The Growth Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	266,002	888,391
Reinvestment of distributions	139,132	63,247
Shares redeemed	(261,153)	(1,561,929)

Net Increase (Decrease)	143,981	(610,291)

	The Value Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	413,168	1,402,036
Reinvestment of distributions	200,734	195,526
Shares redeemed	(732,563)	(2,228,282)

Net Decrease	(118,661)	(630,720)

THE COMMERCE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	The MidCap Growth Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	229,178	491,656
Reinvestment of distributions	132,318	88,505
Shares redeemed	(475,978)	(1,240,724)

Net Decrease	(114,482)	(660,563)

	The MidCap Value Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period Ended October 31, 2024(a)
	Shares	Shares
Shares sold	80,399	1,610,453
Reinvestment of distributions	242	22
Shares redeemed	(4,980)	(72,316)

Net Increase	75,661	1,538,159
(a) Commenced operations on November 13, 2023.

	The Bond Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	6,673,844	13,574,852
Reinvestment of distributions	380,801	664,334
Shares redeemed	(6,251,516)	(10,382,219)

Net Increase	803,129	3,856,967

	The Short-Term Government Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	73,214	218,480
Reinvestment of distributions	13,430	30,016
Shares redeemed	(93,489)	(414,304)

Net Decrease	(6,845)	(165,808)

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2025 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	The National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	1,764,149	4,170,060
Reinvestment of distributions	15,636	28,926
Shares redeemed	(2,668,931)	(4,127,198)

Net Increase (Decrease)	(889,146)	71,788

	The Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	1,563,231	2,782,371
Reinvestment of distributions	13,455	30,140
Shares redeemed	(1,883,433)	(4,213,097)

Net Decrease	(306,747)	(1,400,586)

	The Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Fiscal Year Ended October 31, 2024
	Shares	Shares
Shares sold	233,870	1,073,661
Reinvestment of distributions	3,601	9,058
Shares redeemed	(661,496)	(1,814,462)

Net Decrease	(424,025)	(731,743)

THE COMMERCE FUNDS

Other Information

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers, and others is disclosed within the Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Contracts

Approval of Advisory Agreement for the Growth Fund, Value Fund, MidCap Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund (each a “Fund”)

At a meeting held on November 14, 2024 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the ‘Trustees”) of The Commerce Funds (the “Trust”), including all of the Trustees who are not “interested persons” (the “Independent Trustees”), as defined in the Investment Company Act of 1940 (the “1940 Act”), voting separately, reviewed and approved the continuance for an additional one-year period the amended and restated advisory agreement (the “Amended Advisory Agreement”) between the Trust and Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) on behalf of the Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund and the advisory agreement between the Trust and Commerce on behalf of the MidCap Value Fund (the “MidCap Value Agreement” and, together with the Amended Advisory Agreement, the “Advisory Agreement”).

Prior to the Annual Contract Meeting, the Board received written materials provided by the Adviser and their independent consultant, Broadridge Financial Services, Inc. (“Broadridge”), relating to the Trustees’ consideration of the Advisory Agreement. During the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Independent Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Broadridge; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (vi) the basis of determining and allocating costs; (vii) the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with publicly reported profitability information of other advisers; (viii) information

THE COMMERCE FUNDS

Other Information (continued)

about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), performs services similar to those performed for the Funds; and (ix) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, Quality and Extent of Services – The Trustees reviewed the nature, quality and extent of the services provided by the Adviser to the Funds, considering each Fund’s investment objectives, strategies and shareholder base and the information received from management throughout the year. They considered the resources available to the Adviser and its key investment personnel and their experience and length of service to the Funds. They took into account the presentations provided by the Adviser’s investment personnel at each Board meeting, which included analyses of Fund operations, holdings and performance and detailed descriptions of the operation of the Funds’ investment philosophy and processes. The Trustees also considered the Adviser’s compliance record, investment and liquidity risk management programs, effectiveness of oversight over the Funds’ other service providers, communications to and support services for shareholders, adherence to the Funds’ investment policies, execution of portfolio transactions, cybersecurity and business continuity programs, selection of broker dealers and other similar factors.

The Trustees considered that the Adviser had invested significant resources in the Funds and provided capable and experienced portfolio management and compliance staff for the Funds’ operations. They took into account that the Adviser managed the Funds’ assets using a highly disciplined and analytic money management and credit research process and exhibited an ability to attract and retain high quality personnel. The Trustees considered the longevity and stability of the Funds’ portfolio managers serving the Funds and noted that the portfolio managers averaged over thirty years of experience in the portfolio management business. They also considered matters related to the Adviser’s communications, including providing clear and concise reports to the Board and updating the Trustees frequently on Fund compliance and performance issues. In addition, they noted that the Adviser and its affiliates had other client relationships with many of the Funds’ shareholders and provided them with other services through these relationships. In addition, the Trustees took into account the Adviser’s compliance record and compliance oversight of the Funds’ other service providers. Accordingly, the Trustees concluded that the nature, quality, and extent of the services provided by the Adviser to each Fund under the Advisory Agreement was appropriate and that the Funds would benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees considered the short-term and long-term performance of each Fund, bearing in mind the performance information that they received at the meeting and at various other Board meetings held throughout the year. They reviewed performance in light of the market conditions and each Fund’s investment objectives and strategies, including risk and credit parameters, as applicable. They also considered and discussed the Broadridge report and other information provided during the meeting, which included comparisons of each Fund’s performance with that of its benchmark and with the performance of comparable funds identified by Broadridge, and data on the risk and return measures of each Fund.

The Trustees evaluated the performance of the Growth Fund, MidCap Growth Fund, Value Fund, and MidCap Value Fund (the “Equity Funds”) for various periods ended September 30, 2024, including the year-to-date (“YTD”), one-, three-, five-, and ten-year periods, as applicable. In considering the Equity Funds’ performance, the Trustees considered the Adviser’s explanation of factors impacting performance. Among other things, they considered the following about the Funds’ performance:

•

The Growth Fund outperformed its Lipper Category for the three- and ten-year periods and underperformed it for the YTD, one- and five-year periods. The Fund underperformed its benchmark index, the Russell 1000 Growth Index, for all periods.

•	The MidCap Growth Fund outperformed its Lipper Category and benchmark index, the Russell MidCap Growth Index, for the three- and ten-year periods, and underperformed the remainder of the periods.

THE COMMERCE FUNDS

•	The Value Fund underperformed its Lipper Category and benchmark index, the Russell 1000 Value Index, for all periods.

•

The MidCap Value Fund outperformed its Lipper Category for the YTD, and since-inception periods, and underperformed its benchmark index, the Russell MidCap Value Index, for the same periods. The Trustees considered the Fund’s limited performance history due to the Fund’s commencement date of November 13, 2023.

The Trustees examined the performance of the Bond Fund, Short-Term Government Bond Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund (the “Fixed Income Funds”) for various periods ended September 30, 2024, as compared to each Fund’s Lipper Category and benchmark index. In considering the benchmark index performance for each of the state-specific Tax-Free Funds, the Board considered that the benchmarks included municipal securities of states other than those in which the state-specific Tax-Free Funds were invested.

In considering the Fixed Income Funds’ performance, the Trustees considered the Adviser’s explanation of factors impacting performance. Among other things, they considered the following about the Funds’ performance:

•	The Bond Fund outperformed its Lipper Category and benchmark index, the Bloomberg Aggregate Bond Index, for all periods.

•	The Short-Term Government Bond Fund underperformed its Lipper Category and its benchmark index, the Bloomberg U.S. 1-5 Year Government Index, for all periods.

•

The National Tax-Free Intermediate Bond Fund outperformed its Lipper Category for the one-year period and underperformed it for the remainder of the periods. The Fund outperformed its benchmark, the Bloomberg 3-15 Year Blend Index, for the YTD and one-year period, and underperformed it for the other periods.

•

The Missouri Tax Free Intermediate Bond Fund outperformed the Lipper Category for the one-, three- and ten-year periods, and underperformed it for the YTD and five-year periods. The Fund underperformed its benchmark index, the Bloomberg U.S. 3-15 Year Blend Index, for all periods except the one-year period.

•

The Kansas Tax-Free Intermediate Bond Fund outperformed the Lipper Category for the one- and ten-year periods, and underperformed it for the rest of the periods. The Fund underperformed its benchmark index, the Bloomberg U.S. 3-15 Year Blend Index, for all periods.

Fund Fees and Expenses –The Trustees then examined the Funds’ advisory fees and total net operating expenses. They reviewed each Fund’s advisory fees and net operating expenses compared to similar funds as presented in the Broadridge report. They considered that the net advisory fees for each of the Equity Funds was 18 or more basis points below their respective Broadridge peer group average. They also considered that the Bond Fund and Tax-Free Funds had advisory fees that were above their respective Broadridge peer group average, and the Short-Term Government Fund had an advisory fee that was below its Broadridge peer group average. The Trustees also considered that eight of the Funds’ total net operating expenses were at or under their respective Broadridge peer group and the National Tax-Free Intermediate Bond Fund’s total net operating expenses was above its Broadridge peer group average. In addition, the Trustees considered the amount of assets in the Funds, the Funds’ share structure, the Adviser’s caps on total operating expenses for each of the Funds (except for the MidCap Growth

Fund) and any reimbursements made by the Adviser to maintain those caps.

The Trustees took into account information provided at the meeting that compared the Funds’ advisory fees to advisory fees charged by CTC, the Adviser’s affiliate, to similar institutional accounts managed by CTC personnel. The Trustees considered that these accounts were not managed by the Adviser, but some of the Adviser’s same investment personnel provided advisory services to CTC. In certain instances, the fees charged were lower than the fees charged to the Funds and in

THE COMMERCE FUNDS

Other Information (continued)

other instances the fees were about the same or higher. The Trustees also noted that the Adviser provided significant additional services for the Funds that its affiliate did not provide to non-mutual fund clients, including but not limited to administrative services, regulatory compliance support and testing, Board support, oversight of the Funds’ other service providers, comprehensive risk management monitoring and various other services.

Costs of Services and Profits Realized by the Adviser – The Board examined the Adviser’s cost of providing advisory services on a Fund-by-Fund basis. The Board also examined the Adviser’s profitability on a Trust basis on a pre-marketing and post-marketing basis. The Trustees considered that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses and noted that the total net/gross expense ratios of all of the Funds, other than the National Tax-Free Intermediate Bond Fund, which was only slightly above, were at or below their respective Broadridge peer group averages.

They considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins and that Commerce remained within the range of reported profitability margins. The Trustees considered the Adviser’s assumptions and methodology for allocating costs to each Fund. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser did not suggest that the Funds’ advisory fees were excessive.

Economies of Scale – The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee rate levels reflected these economies of scale for the benefit of shareholders. The Trustees considered that the Funds (other than the Growth Fund and the Value Fund) had breakpoints in their respective advisory fee schedules. They considered Commerce’s discussion of the management fee rate structures and considered the Adviser’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fee rates are set. They considered that the Adviser was reimbursing expenses to certain of the Funds to keep them within their fee caps. Based on the foregoing, the

Trustees determined that each of the Fund’s current management fee rate structure was reasonable.

Fall-Out Benefits – The Trustees further considered that the Adviser benefitted from its relationship with the Funds through, among other things, its contract as a Co-Administrator of the Funds, and the Funds’ contribution to the scale of the Adviser’s advisory business. The Trustees noted that they received regular, quarterly reports on the Adviser’s compliance with Section 28(e) of the Securities Exchange Act of 1934. They considered that the Adviser does not currently use soft dollars in connection with trading Fund portfolio securities and had a system in place to test for best execution, which was regularly reviewed by the Board.

Conclusion – The Trustees reviewed and discussed the information that had been submitted to them in connection with the reapproval of the Advisory Agreement. They gave weight to various factors but did not identify any particular factor as controlling their decision. The Trustees considered the Broadridge comparative information with respect to Fund performance, fees and profitability of the Adviser, Fund assets levels, each Fund’s shareholder base and distribution model and Commerce’s relationship with and services to the shareholders. After further discussion, the Trustees concluded that the investment advisory fees paid by the Funds were reasonable in light of the services provided by the Adviser, Fund performance, the Adviser’s costs and the Funds’ current and reasonably foreseeable asset levels as well as the fallout benefits to the Adviser. For these reasons, the Board determined that the Advisory Agreement should be reapproved and continued with respect to each Fund.

For more information

More Information about The Commerce Funds

is available free upon request. To obtain

literature, please write, visit the Funds website,

or call.

Commerce Funds

P.O. Box 219525

Kansas City, MO 64142-9525

Website: www.commercefunds.com

Telephone: 1-800-995-6365

(b) Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT
COMPANIES.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT
INVESTMENT	COMPANIES.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19.	EXHIBITS

(a)(1)	The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Not applicable

(a)(3)	Exhibit 99.CERT	Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications of the Registrant pursuant to Rule 30a-2(b) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
June 26, 2025

/s/ Peter W. Fortner
Peter W. Fortner
Chief Accounting Officer
The Commerce Funds
June 26, 2025